UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MLP ETF

Ticker: MLPA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$61	0.55%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is intended to give investors a means of tracking the performance of the energy infrastructure MLP asset class in the United States. The Secondary Index is composed of Midstream Master Limited Partnerships (“MLPs”) engaged in the transportation, storage, and processing of natural resources, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 22.79%, while the Secondary Index increased 28.60%. The Fund had a net asset value of $46.08 per share on November 30, 2023 and ended the reporting period with a net asset value of $52.44 per share on November 30, 2024.

During the reporting period, the highest returns came from Summit Midstream Corporation and Martin Midstream Partners L.P., which returned 82.56% and 55.28%, respectively. The worst performers were USD Partners LP and Evolve Transition Infrastructure LP, which returned -77.50% and -16.87%, respectively.

During the reporting period the Fund recorded positive performance. The Midstream Energy sector experienced tailwinds as U.S. producers ramped up production, benefiting midstream MLPs involved in energy logistics. Increased oil and gas production in key regions drove higher transportation and processing volumes through pipelines and storage facilities owned by MLPs. Elevated energy commodity prices supported utilization rates and boosted cash flows for MLPs, enabling them to maintain or grow distributions. Mergers and acquisitions activity in the midstream space unlocked value for MLP unitholders, as bolt-on transactions and industry consolidation increased efficiency and enhanced profit margins. Finally, investor appetite for high-yielding assets supported MLP unit prices, as MLPs offered attractive income in a falling interest rate environment, which contributed to the Fund’s performance during the reporting period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MLP ETF - $12,311
S&P 500 Index (TR) - $35,002
Custom Hybrid for Global X MLP ETF (Gross) - $13,641
Solactive MLP Infrastructure Index (TR) (USD)^ - $13,750
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
-$5,000
Nov/14
Nov/15
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X MLP ETF - $12311	S&P 500 Index (TR) - $35002	Custom Hybrid for Global X MLP ETF (Gross) - $13641	Solactive MLP Infrastructure Index (TR) (USD)^ - $13750
Nov/14	$10000	$10000	$10000	$10000
Nov/15	$6892	$10275	$6588	$6640
Nov/16	$7949	$11103	$7632	$7692
Nov/17	$7166	$13642	$6950	$7006
Nov/18	$7043	$14498	$6866	$6920
Nov/19	$6582	$16834	$6415	$6466
Nov/20	$4574	$19773	$4496	$4531
Nov/21	$6289	$25294	$6213	$6262
Nov/22	$8659	$22964	$8793	$8863
Nov/23	$10026	$26142	$10608	$10692
Nov/24	$12311	$35002	$13641	$13750

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X MLP ETF	22.79%	13.34%	2.10%
S&P 500 Index (TR)	33.89%	15.77%	13.35%
Custom Hybrid for Global X MLP ETF (Gross)	28.60%	16.29%	3.15%
Solactive MLP Infrastructure Index (TR) (USD)^	28.60%	16.29%	3.24%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpa for current month-end performance.

^ The Fund changed its Secondary Index from the Solactive MLP Composite Index to the Solactive MLP Infrastructure Index on April 1, 2015. Performance prior to April 1, 2015 reflects the performance of the Solactive MLP Composite Index.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,754,099,426	20	$6,992,125	28.89%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.1%
Energy	104.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Energy Transfer	15.1%
Enterprise Products Partners	13.7%
MPLX	12.5%
Western Midstream Partners	10.2%
Plains All American Pipeline	9.5%
Sunoco	8.3%
EnLink Midstream	8.3%
Hess Midstream, Cl A	8.2%
Cheniere Energy Partners	6.0%
Global Partners	4.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpa

Global X Funds

Global X MLP ETF: MLPA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-6

Global X Funds

Global X MLP & Energy Infrastructure ETF

Ticker: MLPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$56	0.45%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is intended to give investors a means of tracking the performance of the Midstream Energy sector, which includes Master Limited Partnerships (“MLPs”) and energy infrastructure corporations. Midstream firms principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Secondary Index limits its exposure to MLPs in order to comply with applicable tax diversification rules. Securities must be publicly traded in the United States. The Secondary Index is maintained by Solactive AG.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 50.20%, while the Secondary Index increased 51.27%. The Fund had a net asset value of $44.99 per share on November 30, 2023 and ended the reporting period with a net asset value of $64.25 per share on November 30, 2024.

During the reporting period, the highest returns came from Targa Resources Corp. and DT Midstream, Inc., which returned 130.92% and 93.94% respectively. The worst performers were New Fortress Energy Inc. Class A and Delek Logistics Partners LP, which returned -57.72% and -12.32% respectively.

The Fund benefited from its exposure to companies in the Midstream sector, which saw increased demand for natural gas, natural gas liquids, crude oil and refined products transportation, storage, processing and gathering services. Growing production volumes in key basins drove higher utilization rate across Midstream infrastructure assets. The Fund's holdings generally reported solid financial results, with many firms achieving record operating cash flows, increasing distributions and share buybacks. Improved sentiment, particularly due to positive developments in natural gas, further supported midstream returns. However, the Fund's performance was partially offset by weakness in some of its smaller holdings, which faced project delays or cancellations due to a challenging regulatory environment.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MLP & Energy Infrastructure ETF - $19,716
S&P 500 Index (TR) - $35,002
Solactive MLP & Energy Infrastructure Index (TR) (USD) - $21,141
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Nov/14
Nov/15
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X MLP & Energy Infrastructure ETF - $19716	S&P 500 Index (TR) - $35002	Solactive MLP & Energy Infrastructure Index (TR) (USD) - $21141
Nov/14	$10000	$10000	$10000
Nov/15	$7370	$10275	$7393
Nov/16	$8508	$11103	$8644
Nov/17	$7767	$13642	$7948
Nov/18	$7734	$14498	$7969
Nov/19	$7552	$16834	$7822
Nov/20	$6545	$19773	$6816
Nov/21	$9140	$25294	$9582
Nov/22	$11997	$22964	$12677
Nov/23	$13127	$26142	$13976
Nov/24	$19716	$35002	$21141

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X MLP & Energy Infrastructure ETF	50.20%	21.16%	7.02%
S&P 500 Index (TR)	33.89%	15.77%	13.35%
Solactive MLP & Energy Infrastructure Index (TR) (USD)	51.27%	22.00%	7.77%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpx for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,367,633,057	27	$6,602,737	23.59%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Repurchase Agreement	0.3%
Canada	22.1%
United States	77.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Williams	8.9%
ONEOK	8.9%
Enbridge	8.8%
Kinder Morgan	7.9%
TC Energy	6.6%
Cheniere Energy	6.5%
Energy Transfer	4.9%
Enterprise Products Partners	4.7%
MPLX	4.7%
Plains All American Pipeline	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpx

Global X Funds

Global X MLP & Energy Infrastructure ETF: MLPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-7

Global X Funds

Global X Alternative Income ETF

Ticker: ALTY

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$55	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend Alternatives Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index targets five income-focused categories: MLPs & Infrastructure, Real Estate, Preferreds, Emerging Market Bonds, and Covered Calls. It achieves this via investments in MLP units and infrastructure shares, as well as in investments in the Global X SuperDividend® REIT ETF, the Global X U.S. Preferred ETF, the Global X Emerging Markets Bond ETF, and the Global X Nasdaq 100 Covered Call ETF, which are affiliates of the Fund.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 18.36%, while the Secondary Index increased 18.51%. The Fund had a net asset value of $11.05 per share on November 30, 2023 and ended the reporting period with a net asset value of $12.15 per share on November 30, 2024.

During the reporting period, the highest returns came from holdings Kinder Morgan Inc Class P and Williams Companies, Inc., which returned 70.30% and 66.88%, respectively. The worst performers were USA Compression Partners LP and Kimbell Royalty Partners LP, which returned 2.63% and 3.16%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to Infrastructure companies and MLPs, which saw strong returns driven by increased demand and favorable regulatory developments in the Energy sector. The inclusion of the Global X U.S. Preferred ETF and Global X Emerging Markets Bond ETF also contributed positively, as both funds delivered attractive yields. Additionally, the Fund's allocation to the Global X NASDAQ 100 Covered Call ETF provided downside protection and income during periods of market volatility. The Real Estate sector, accessed through the Global X SuperDividend® REIT ETF, experienced a rebound as the economy remained strong, further supporting the Fund's performance. Overall, the Fund's diversified exposure helped mitigate risk while capturing income opportunities.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Alternative Income ETF - $16,874
S&P 500 Index (TR) - $34,038
Indxx SuperDividend Alternatives Index (USD) - $17,424
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul/15
Nov/15
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Alternative Income ETF - $16874	S&P 500 Index (TR) - $34038	Indxx SuperDividend Alternatives Index (USD) - $17424
Jul/15	$10000	$10000	$10000
Nov/15	$9798	$9992	$9833
Nov/16	$10880	$10797	$11006
Nov/17	$12320	$13267	$12562
Nov/18	$12553	$14099	$12904
Nov/19	$13794	$16371	$14259
Nov/20	$11983	$19228	$12296
Nov/21	$14682	$24597	$15101
Nov/22	$13707	$22332	$14124
Nov/23	$14257	$25422	$14703
Nov/24	$16874	$34038	$17424

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Alternative Income ETF	18.36%	4.11%	5.73%
S&P 500 Index (TR)	33.89%	15.77%	13.93%
Indxx SuperDividend Alternatives Index (USD)	18.51%	4.09%	6.09%

Since its inception on July 13, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/alty/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,271,713	22	$171,805	7.16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.8%
Repurchase Agreement	3.0%
Utilities	6.5%
Energy	15.4%
Exchange Traded Funds	78.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	20.0%
Global X Emerging Markets Bond ETFFootnote Reference**	19.6%
Global X U.S. Preferred ETFFootnote Reference**	19.5%
Global X SuperDividend® REIT ETFFootnote Reference**	18.9%
Kinder Morgan	1.6%
Williams	1.6%
Energy Transfer	1.5%
Enterprise Products Partners	1.5%
MPLX	1.5%
Spire	1.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/alty/

Global X Funds

Global X Alternative Income ETF: ALTY

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-8

Global X Funds

Global X Conscious Companies ETF

Ticker: KRMA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$49	0.43%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index looks to provide investors an opportunity to invest in well-managed companies that achieve financial performance in a sustainable and responsible manner as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system ("MsOS"), as defined by Concinnity Advisors LP, the provider of the Secondary Index. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 28.74%, while the Secondary Index increased 29.36%. The Fund had a net asset value of $31.89 per share on November 30, 2023 and ended the reporting period with a net asset value of $40.61 per share on November 30, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Netflix, Inc., which returned 195.68% and 87.10%, respectively. The worst performers were Humana Inc. and Etsy, Inc., which returned -46.31% and -32.15%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 35.3% and Financials at 13.8%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies with strong relationships with key stakeholders including customers, employees, suppliers, stock and debt holders, and the community. These "well-managed" companies demonstrated an ability to achieve solid financial results while operating in a sustainable and responsible manner. Additionally, the Fund's equal-weighting approach and sector balancing helped to mitigate concentration risk and provide diversified exposure during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Conscious Companies ETF - $29,788
S&P 500 Index (TR) - $32,712
Concinnity Conscious Companies Index (TR) (USD) - $30,956
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Jul/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Conscious Companies ETF - $29788	S&P 500 Index (TR) - $32712	Concinnity Conscious Companies Index (TR) (USD) - $30956
Jul/16	$10000	$10000	$10000
Nov/16	$10464	$10377	$10478
Nov/17	$12865	$12750	$12941
Nov/18	$13914	$13550	$14078
Nov/19	$16050	$15733	$16317
Nov/20	$18621	$18479	$18996
Nov/21	$23433	$23639	$24018
Nov/22	$21219	$21462	$21850
Nov/23	$23139	$24432	$23929
Nov/24	$29788	$32712	$30956

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Conscious Companies ETF	28.74%	13.16%	13.89%
S&P 500 Index (TR)	33.89%	15.77%	15.16%
Concinnity Conscious Companies Index (TR) (USD)	29.36%	13.66%	14.41%

Since its inception on July 11, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/krma/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$653,742,665	151	$2,736,995	21.24%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.0%
Real Estate	1.5%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.0%
Industrials	7.2%
Communication Services	7.3%
Consumer Discretionary	10.2%
Health Care	13.7%
Financials	13.8%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.1%
NVIDIA	5.7%
Microsoft	5.2%
Amazon.com	2.7%
Alphabet, Cl A	2.6%
Meta Platforms, Cl A	1.5%
Tesla	0.7%
HubSpot	0.7%
Discover Financial Services	0.6%
Capital One Financial	0.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krma/

Global X Funds

Global X Conscious Companies ETF: KRMA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-9

Global X Funds

Global X U.S. Preferred ETF

Ticker: PFFD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$25	0.23%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofA Diversified Core U.S. Preferred Securities Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the broad-based performance of the U.S. preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund returned 14.20%, while the Secondary Index returned 14.54%. The Fund had a net asset value of $19.13 per share on November 30, 2023 and ended the reporting period with a net asset value of $20.51 per share on November 30, 2024.

During the reporting period, the highest returns came from Qwest Corp 6 1/2 % Notes 2016-01.09.56 and Qwest Corp 6.75 % Notes 2017-15.06.57 Global, which returned 88.80% and 87.32%, respectively. The worst performers were PartnerRe Ltd 4.875 % Non Cum Red Perp Pfd Registered Shs Series J and Diversified Healthcare Trust 5.625% 01-aug-2042, which returned -14.85% and -14.83%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 73.3%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to the Finance sector, as preferred securities issued by financial institutions saw strong demand amid high interest rates. The Utilities sector also contributed positively, with utility companies' preferred stocks providing stable income in a volatile market environment. Additionally, the Fund's focus on investment grade securities helped mitigate credit risk and supported performance. The Fund's diversified approach across issuers and sectors further enhanced returns by reducing concentration risk. Lastly, the Fund’s underlying securities provided steady income as interest rates came down towards the end of the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Preferred ETF - $12,403
S&P 500 Index (TR) - $27,426
ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD) - $12,582
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Sep/17
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X U.S. Preferred ETF - $12403	S&P 500 Index (TR) - $27426	ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD) - $12582
Sep/17	$10000	$10000	$10000
Nov/17	$10075	$10690	$10080
Nov/18	$9801	$11360	$9829
Nov/19	$11198	$13191	$11258
Nov/20	$12108	$15493	$12189
Nov/21	$12667	$19819	$12779
Nov/22	$10916	$17994	$11019
Nov/23	$10861	$20484	$10984
Nov/24	$12403	$27426	$12582

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X U.S. Preferred ETF	14.20%	2.07%	3.03%
S&P 500 Index (TR)	33.89%	15.77%	14.99%
ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD)	14.54%	2.25%	3.23%

Since its inception on September 11, 2017. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pffd/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,467,525,319	214	$5,511,252	27.10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Health Care	0.5%
Repurchase Agreement	0.7%
Industrials	0.9%
Materials	1.8%
Consumer Discretionary	2.6%
Real Estate	4.6%
Communication Services	6.4%
Utilities	9.4%
Financials	73.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wells Fargo, 7.50%	3.9%
Bank of America, 7.25%	2.7%
Citigroup Capital XIII, 11.22%	2.2%
Apollo Global Management, 6.75%	2.2%
Albemarle, 7.25%	1.8%
NextEra Energy, 7.30%	1.7%
JPMorgan Chase, 6.00%	1.5%
JPMorgan Chase, 5.75%	1.4%
Wells Fargo, 4.75%	1.3%
JPMorgan Chase, 4.63%	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffd/

Global X Funds

Global X U.S. Preferred ETF: PFFD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-10

Global X Funds

Global X S&P 500® Quality Dividend ETF

Ticker: QDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$22	0.20%

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Quality High Dividend Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of S&P 500 stocks that exhibit both high quality and high dividend yield characteristics. Index constituents are equally-weighted, subject to a 25% Sector weight cap.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 23.69%, while the Secondary Index increased 24.02%. The Fund had a net asset value of $30.97 per share on November 30, 2023 and ended the reporting period with a net asset value of $37.14 per share on November 30, 2024.

During the reporting period, the highest returns came from Cincinnati Financial Corporation and Kellanova, which returned 60.26% and 58.87%, respectively. The worst performers were APA Corporation and Archer Daniels Midland Company, which returned -34.92% and -23.27%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Staples at 23.7% and Industrials at 21.9%.

During the reporting period the Fund recorded positive performance due to both price appreciation and high dividends. Overall, the Industrials and Financials sectors were the leading contributors to the Fund’s price appreciation due to strong economic growth, increased infrastructure spending, and high, albeit lowering, interest rates. The Fund also benefited from its exposure to the Information Technology sector, which saw strong earnings growth and robust demand for cloud computing, cybersecurity, and digital transformation services. On the income side, the Consumer Staples and Industrials sectors provided the highest dividend contributions. Firms in these sectors tend to have stable cash flows and consistent dividend policies, allowing them to maintain or increase their payouts even in volatile market conditions, which contributed to the Fund’s performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Quality Dividend ETF - $18,031
S&P 500 Index (TR) - $23,969
S&P 500 Quality High Dividend Index (TR) (USD) - $18,368
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Jul/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X S&P 500® Quality Dividend ETF - $18031	S&P 500 Index (TR) - $23969	S&P 500 Quality High Dividend Index (TR) (USD) - $18368
Jul/18	$10000	$10000	$10000
Nov/18	$9928	$9929	$9940
Nov/19	$11021	$11528	$11074
Nov/20	$10859	$13540	$10945
Nov/21	$13732	$17321	$13881
Nov/22	$15139	$15726	$15342
Nov/23	$14577	$17902	$14811
Nov/24	$18031	$23969	$18368

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Quality Dividend ETF	23.69%	10.35%	9.67%
S&P 500 Index (TR)	33.89%	15.77%	14.66%
S&P 500 Quality High Dividend Index (TR) (USD)	24.02%	10.65%	9.98%

Since its inception on July 13, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qdiv/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,308,887	64	$60,188	82.76%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.8%
Health Care	3.1%
Communication Services	5.1%
Information Technology	5.1%
Consumer Discretionary	5.2%
Materials	7.7%
Energy	12.6%
Financials	13.5%
Industrials	21.9%
Consumer Staples	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Blackstone	2.4%
Cincinnati Financial	2.1%
Baker Hughes, Cl A	2.1%
Snap-On	2.1%
Cummins	2.1%
BlackRock Funding	2.0%
Fastenal	2.0%
Aflac	2.0%
International Paper	2.0%
Cisco Systems	1.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qdiv/

Global X Funds

Global X S&P 500® Quality Dividend ETF: QDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-11

Global X Funds

Global X Adaptive U.S. Factor ETF

Ticker: AUSF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$32	0.27%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies® U.S. Factor Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility. Each factor is represented by a subindex that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 34.02%, while the Secondary Index increased 34.52%. The Fund had a net asset value of $34.37 per share on November 30, 2023 and ended the reporting period with a net asset value of $44.98 per share on November 30, 2024.

During the reporting period, the highest returns came from Super Micro Computer, Inc and United Airlines Holdings, Inc, which returned 149.97% and 122.28% respectively. The worst performers were Flagstar Financial, Inc and Celanese Corporation, which returned -71.53% and -49.89% respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 25.0% and Industrials at 13.0%.

During the reporting period the Fund recorded positive performance as a result of effective factor rotation. The Fund benefited from its exposure to the Technology sector, as technology companies experienced strong earnings growth and saw their valuations expand. The Fund's holdings in the Industrial sector also contributed positively, driven by increased infrastructure spending and a recovery in global trade. Additionally, the Fund's positions in the Financial sector added to returns, as banks and insurance companies benefited from high interest rates and improved credit conditions. Finally, the Fund's focus on high-quality companies with strong balance sheets and consistent earnings growth helped mitigate volatility and downside risk during periods of market turbulence.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Adaptive U.S. Factor ETF - $21,625
S&P 500 Index (TR) - $23,307
Adaptive Wealth Strategies U.S. Factor Index (TR) (USD) - $22,078
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Aug/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Adaptive U.S. Factor ETF - $21625	S&P 500 Index (TR) - $23307	Adaptive Wealth Strategies U.S. Factor Index (TR) (USD) - $22078
Aug/18	$10000	$10000	$10000
Nov/18	$9842	$9654	$9853
Nov/19	$10853	$11210	$10900
Nov/20	$10867	$13166	$10946
Nov/21	$13368	$16843	$13509
Nov/22	$14786	$15291	$14985
Nov/23	$16136	$17408	$16412
Nov/24	$21625	$23307	$22078

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Adaptive U.S. Factor ETF	34.02%	14.79%	13.08%
S&P 500 Index (TR)	33.89%	15.77%	14.44%
Adaptive Wealth Strategies U.S. Factor Index (TR) (USD)	34.52%	15.16%	13.45%

Since its inception on August 24, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ausf/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$363,880,967	193	$711,227	95.79%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.1%
Real Estate	2.0%
Energy	5.6%
Materials	5.6%
Consumer Discretionary	7.4%
Communication Services	9.5%
Consumer Staples	9.6%
Information Technology	10.0%
Health Care	11.0%
Industrials	13.0%
Financials	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	1.9%
Verizon Communications	1.9%
T-Mobile US	1.6%
Walmart	1.6%
Republic Services, Cl A	1.5%
Cencora	1.5%
Boston Scientific	1.5%
Visa, Cl A	1.5%
Berkshire Hathaway, Cl B	1.5%
Marsh & McLennan	1.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ausf/

Global X Funds

Global X Adaptive U.S. Factor ETF: AUSF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-12

Global X Funds

Global X Variable Rate Preferred ETF

Ticker: PFFV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$27	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE U.S. Variable Rate Preferred Securities Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of the U.S.-listed variable rate preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund returned 13.29%, while the Secondary Index returned 13.61%. The Fund had a net asset value of $23.13 per share on November 30, 2023 and ended the reporting period with a net asset value of $24.32 per share on November 30, 2024.

During the reporting period, the highest returns came from Western Alliance Bancorp Depositary Shs Repr 1/400th Fixed-to-Fltg Non-Cum Conv Red Perp Pfd Rg A and Regions Financial Corporation Depositary Shs Repr 1/40th Non-Cum Red Perp Pfd Ser C, which returned 41.84% and 34.85%, respectively. The worst performers were Enstar Group Limited Deposit Shs Repr 1/1000th Non-Cum Red Pfd Registered Shs Series D and Granite Point Mortgage Trust Inc. Cum Conv Red Pfd Registered Shs Series A, which returned -10.26% and -10.21%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to preferred securities issued by companies in the Finance sector, as this sector experienced favorable market conditions and strong investor demand. Additionally, the Fund's holdings of floating rate and fixed-to-floating rate preferred securities provided attractive yields in a high-interest-rate environment. The Fund's diversified portfolio across various issuers helped mitigate idiosyncratic risks and contributed to its positive performance. Furthermore, the Fund's focus on investment grade securities issued by companies in countries with stable economic outlooks supported its returns. Lastly, the Fund's market capitalization-weighted approach allowed it to capitalize on the strong performance of larger issuers while maintaining exposure to potential growth opportunities among smaller companies.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Variable Rate Preferred ETF - $12,847
S&P 500 Index (TR) - $20,713
ICE U.S. Variable Rate Preferred Securities Index - $12,971
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Jun/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Variable Rate Preferred ETF - $12847	S&P 500 Index (TR) - $20713	ICE U.S. Variable Rate Preferred Securities Index - $12971
Jun/20	$10000	$10000	$10000
Nov/20	$11059	$11701	$11075
Nov/21	$11788	$14968	$11837
Nov/22	$10798	$13589	$10854
Nov/23	$11340	$15470	$11417
Nov/24	$12847	$20713	$12971

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Variable Rate Preferred ETF	13.29%	5.80%
S&P 500 Index (TR)	33.89%	17.81%
ICE U.S. Variable Rate Preferred Securities Index	13.61%	6.03%

Since its inception on June 22, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pffv/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$266,034,240	53	$618,674	58.94%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	1.2%
Utilities	2.4%
Consumer Staples	3.7%
Financials	92.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group, 5.45%	5.2%
Bank of America, 6.45%	4.5%
Morgan Stanley, 5.62%	4.3%
US Bancorp, 5.52%	3.7%
Athene Holding, 6.35%	3.5%
Annaly Capital Management, 9.70%	3.0%
Reinsurance Group of America, 7.13%	3.0%
Goldman Sachs Group, 5.53%	2.9%
Apollo Global Management, 7.63%	2.7%
KeyCorp, 6.20%	2.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffv/

Global X Funds

Global X Variable Rate Preferred ETF: PFFV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-13

Global X Funds

Global X Adaptive U.S. Risk Management ETF

Ticker: ONOF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$44	0.39%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Risk Management Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by NorthCrest Asset Management (the "Index Provider"), and is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR (“U.S. Equity Position”) or 100% exposure to a portfolio of U.S. Treasuries with 1-3 years remaining to maturity (“U.S. Treasury Position”). The Secondary Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model that had been developed by the Index Provider.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 27.98%, while the Secondary Index increased 28.63%. The Fund had a net asset value of $28.55 per share on November 30, 2023 and ended the reporting period with a net asset value of $36.14 per share on November 30, 2024.

During the reporting period, the highest returns came from AppLovin Corp. Class A and MicroStrategy Incorporated Class A, which returned 311.40% and 269.74%, respectively. The worst performers were Super Micro Computer, Inc. and Celsius Holdings, Inc., which returned -59.74% and -57.57%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 31.2% and Financials at 13.8%.

During the reporting period the Fund recorded positive performance and benefited from its dynamic allocation strategy which allowed it to navigate volatile market conditions. The signals used to determine the Fund's exposure to equities proved effective in identifying favorable entry and exit points. During the reporting period, the broader US equity market experienced robust growth due to easing inflation, loosening monetary policy, low unemployment, and heightened consumer confidence. While the Fund was positioned in a risk-on position for the majority of the period, the Fund's allocation to short-term US Treasury bonds provided stability and downside protection during periods of market uncertainty.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Adaptive U.S. Risk Management ETF - $15,147
S&P 500 Index (TR) - $16,835
Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD) - $15,294
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Jan/21
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Adaptive U.S. Risk Management ETF - $15147	S&P 500 Index (TR) - $16835	Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD) - $15294
Jan/21	$10000	$10000	$10000
Nov/21	$12013	$12166	$11960
Nov/22	$11500	$11045	$11493
Nov/23	$11835	$12574	$11889
Nov/24	$15147	$16835	$15294

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Adaptive U.S. Risk Management ETF	27.98%	11.28%
S&P 500 Index (TR)	33.89%	14.35%
Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD)	28.63%	11.56%

Since its inception on January 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/onof for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$136,248,906	507	$466,742	241.46%

What did the Fund invest in?

Sector/Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Fund	0.1%
Materials	2.1%
Real Estate	2.1%
Utilities	2.3%
Energy	3.5%
Consumer Staples	5.5%
Industrials	8.7%
Communication Services	9.1%
Health Care	10.5%
Consumer Discretionary	11.0%
Financials	13.8%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.8%
NVIDIA	6.3%
Microsoft	6.0%
Amazon.com	3.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl A	1.9%
Tesla	1.9%
Alphabet, Cl C	1.7%
Broadcom	1.4%
JPMorgan Chase	1.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/onof

Global X Funds

Global X Adaptive U.S. Risk Management ETF: ONOF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-14

Global X Funds

Global X 1-3 Month T-Bill ETF

Ticker: CLIP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$7	0.07%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 Month US T-Bill Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. As of each selection date, the Secondary Index is comprised of Treasury bills (“T-bills”) issued by the U.S. government. In addition, each security must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million, as determined by the Index Provider on the selection date. A zero-coupon bond is a bond that is sold at a discount, does not pay intermediary coupons, and pays its face value at maturity.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 5.38%, while the Underlying Index increased 5.40%. The Fund had a net asset value of $25.11 per share on November 30, 2023. On June 14, 2024, CLIP effected a reverse stock split at a ratio of 1:4. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding. The Fund ended the reporting period with a net asset value of $100.44 on November 30, 2024.

During the reporting period, the Fund benefited from the Federal Reserve's decision to lower interest rates, which supported demand for ultra-short duration U.S. T- bills. Additionally, the Fund's focus on T-bills with maturities between 1-3 months allowed it to capture the higher yields which were localized to the shortest segment of the Treasury yield curve throughout much of 2024. The 1–3-month T-bill strategy enabled investors to maintain cash like exposure and benefit from elevated short-term rates, while limiting the interest rate risk exposure that impacted the performance of long-term bonds. These factors attracted investor flows into ultra-short duration T-bill strategies over the performance period, as investors sought protection from market volatility while seeking to profit from elevated ultra-short-term yields. Furthermore, the monthly rebalancing of the Fund's holdings allowed it to maintain a consistent maturity profile and adapt to changing market conditions.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X 1-3 Month T-Bill ETF - $10,786
Bloomberg U.S. Aggregate Bond Index (USD) - $10,606
Solactive 1-3 Month US T-Bill Index (TR) (USD) - $10,794
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
Jun/23
Nov/23
Nov/24

	Global X 1-3 Month T-Bill ETF - $10786	Bloomberg U.S. Aggregate Bond Index (USD) - $10606	Solactive 1-3 Month US T-Bill Index (TR) (USD) - $10794
Jun/23	$10000	$10000	$10000
Nov/23	$10236	$9924	$10241
Nov/24	$10786	$10606	$10794

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X 1-3 Month T-Bill ETF	5.38%	5.36%
Bloomberg U.S. Aggregate Bond Index (USD)	6.88%	4.14%
Solactive 1-3 Month US T-Bill Index (TR) (USD)	5.40%	5.41%

Since its inception on June 20, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/clip for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$900,907,897	26	$312,080	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	104.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.51%, 1/9/2025	8.3%
U.S. Treasury Bills, 4.54%, 1/2/2025	7.3%
U.S. Treasury Bills, 0.92%, 2/13/2025	6.2%
U.S. Cash Management Bill, 4.49%, 1/16/2025	6.2%
U.S. Treasury Bills, 7.43%, 12/26/2024	6.1%
U.S. Treasury Bills, 2.74%, 2/20/2025	5.7%
U.S. Treasury Bills, 4.49%, 1/23/2025	5.6%
U.S. Treasury Bills, 0.76%, 1/28/2025	5.3%
U.S. Treasury Bills, 4.65%, 12/3/2024	5.1%
U.S. Treasury Bills, 2.54%, 2/6/2025	5.1%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/clip or upon request at 1-888-493-8631.

On June 14, 2024, the Fund effected a reverse stock split at a ratio of 1:4. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clip

Global X Funds

Global X 1-3 Month T-Bill ETF: CLIP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-15

Global X Funds

Global X U.S. Cash Flow Kings 100 ETF

Ticker: FLOW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$28	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the  Global X U.S. Cash Flow Kings 100 Index  (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to large- and mid-capitalization U.S. equity securities that exhibit high free cash flow yields relative to the eligible universe of companies, as determined by the Index Administrator.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 26.89%, while the Secondary Index increased 27.34%. The Fund had a net asset value of $27.07 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.59 per share on November 30, 2024.

During the reporting period, the highest returns came from Vistra Corp. and Allison Transmission Holdings, Inc., which returned 124.52% and 124.17%, respectively. The worst performers were Leggett & Platt, Incorporated and Qorvo, Inc., which returned -47.54% and -40.49%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 19.7% and Information Technology at 19.3%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its focus on companies with strong free cash flow yields, as these firms exhibit strength during periods of strong economic growth. The Materials sector contributed significantly to the Fund's returns, as rising commodity prices bolstered the profitability and cash flows of companies in this space. Additionally, the Technology Services sector performed well, with many constituents reporting robust earnings and cash flow growth. The Fund's sector cap helped mitigate concentration risk and ensured diversification across industries. Finally, the Fund's emphasis on companies with strong balance sheets and profitability metrics proved advantageous, as these quality factors enhanced performance during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Cash Flow Kings 100 ETF - $13,509
S&P 500 Index (TR) - $13,959
Global X U.S. Cash Flow Kings 100 Index (GR) (USD) - $13,570
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Jul/23
Nov/23
Nov/24

	Global X U.S. Cash Flow Kings 100 ETF - $13509	S&P 500 Index (TR) - $13959	Global X U.S. Cash Flow Kings 100 Index (GR) (USD) - $13570
Jul/23	$10000	$10000	$10000
Nov/23	$10646	$10425	$10657
Nov/24	$13509	$13959	$13570

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X U.S. Cash Flow Kings 100 ETF	26.89%	24.07%
S&P 500 Index (TR)	33.89%	27.02%
Global X U.S. Cash Flow Kings 100 Index (GR) (USD)	27.34%	24.47%

Since its inception on July 10, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/flow for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,367,076	99	$8,686	87.62%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.0%
Materials	5.3%
Communication Services	6.8%
Health Care	8.0%
Consumer Staples	9.6%
Industrials	10.2%
Energy	18.9%
Information Technology	19.3%
Consumer Discretionary	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ConocoPhillips	3.0%
Warner Bros Discovery	2.4%
Bristol-Myers Squibb	2.3%
Altria Group	2.2%
Hewlett Packard Enterprise	2.1%
Chevron	2.1%
Cencora	2.1%
Expedia Group	2.1%
Cardinal Health	2.0%
AT&T	2.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/flow

Global X Funds

Global X U.S. Cash Flow Kings 100 ETF: FLOW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-16

Global X Funds

Global X Short-Term Treasury Ladder ETF

Ticker: SLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from September 9, 2024 (commencement of operations) to November 30, 2024. You can find additional information about the Fund at https:www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$3	0.12%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 1-3 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 1 and 3 years as of the last business day of February of each year (each an “annual rebalance”). The Index allocates its holdings equally across two "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 1-2 year rung removed and new bonds with 2-3 year maturities added.

Since inception through November 30, 2024 (the “reporting period”), the Fund increased 0.32%, while the Secondary Index increased 0.35%. The Fund had a net asset value of $50.03 per share on September 9, 2024 and ended the reporting period with a net asset value of $50.02 per share on November 30, 2024.

During the reporting period, the highest returns came from the 0.25% U.S. Treasury Note maturing May 31, 2025 and the 0.25% U.S. Treasury Note maturing October 31, 2025, which returned 0.90% and 0.47%, respectively. The worst performers were the 4.125% U.S. Treasury Note maturing February 15, 2027 and the 4.625% U.S. Treasury Note maturing June 30, 2026, which returned -1.45% and -1.05%, respectively.

The laddering strategy employed by the Fund helped mitigate interest rate risk by holding bonds that mature at regular intervals, providing a steady stream of capital reinvestment opportunities. The Fund's focus on short-term U.S. Treasuries enhanced stability, as these bonds are less sensitive to interest rate risks than intermediate- and long-term bonds. Short-term rates generally provided higher yields than intermediate- and long-term bonds over the reporting period. These elevated yields also boosted the Fund's income return compared to lower-yielding bond strategies.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Short-Term Treasury Ladder ETF - $10,032
Bloomberg U.S. Aggregate Bond Index (USD) - $9,845
FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD) - $10,035
$10,100
$10,050
$10,000
$9,950
$9,900
$9,850
$9,800
$9,750
$9,700
$9,650
Sep/24
Sep/24
Oct/24
Nov/24

	Global X Short-Term Treasury Ladder ETF - $10032	Bloomberg U.S. Aggregate Bond Index (USD) - $9845	FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD) - $10035
Sep/24	$10000	$10000	$10000
Sep/24	$10030	$9990	$10031
Oct/24	$10002	$9742	$10005
Nov/24	$10032	$9845	$10035

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	Cumulative Since Inception
Global X Short-Term Treasury Ladder ETF	0.32%
Bloomberg U.S. Aggregate Bond Index (USD)	-1.55%
FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD)	0.35%

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https:www.globalxetfs.com/funds/sldr/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,001,624	38	$880	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.25%, 12/31/2025	6.1%
U.S. Treasury Notes, 0.38%, 11/30/2025	5.8%
U.S. Treasury Notes, 4.13%, 2/15/2027	3.7%
U.S. Treasury Notes, 0.50%, 2/28/2026	3.6%
U.S. Treasury Notes, 0.75%, 5/31/2026	3.6%
U.S. Treasury Notes, 4.63%, 6/30/2026	3.1%
U.S. Treasury Notes, 3.50%, 9/15/2025	3.1%
U.S. Treasury Notes, 2.38%, 4/30/2026	3.0%
U.S. Treasury Notes, 5.00%, 10/31/2025	3.0%
U.S. Treasury Notes, 0.25%, 10/31/2025	3.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https:www.globalxetfs.com/funds/sldr/

Global X Funds

Global X Short-Term Treasury Ladder ETF: SLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11-2024-17

Global X Funds

Global X Intermediate-Term Treasury Ladder ETF

Ticker: MLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from September 9, 2024 (commencement of operations) to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$3	0.12%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 3-10 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 3 and 10 years as of the last business day of February of each year (each an “annual rebalance”). The Index allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 3-4 year rung removed and new bonds with 9–10-year maturities added.

Since inception through November 30, 2024 (the “reporting period”), the Fund decreased 1.98%, while the Secondary Index decreased 1.96%. The Fund had a net asset value of $50.04 per share on September 9, 2024 and ended the reporting period with a net asset value of $48.85 per share on November 30, 2024.

During the reporting period, the highest returns came from the 3.375% US Treasury Note maturing May 1, 2033 and the 0.625% US Treasury Note maturing March 31, 2027, which returned 1.64% and -0.78%, respectively. The worst performers were the 4.375% US Treasury Note maturing May 15, 2034 and the 4.0% US Treasury Note maturing February 15, 2034, which returned -4.31% and -4.26%, respectively.

A slower than expected pace of monetary easing implemented through Federal Reserve policy led intermediate-term yields to remain elevated despite falling short-term rates over the performance period. This can be attributed to continued U.S. economic resilience, which delayed market expectations for an expedited pace of interest rate cuts and raised the interest rate outlook across the intermediate segment of the Treasury yield curve. These monetary pressures capped price appreciation across intermediate term bonds as moderate-duration holdings were subject to prevailing duration risk. Additionally, the intermediate segment's lower yields made it less attractive than short- and long-term bonds, which offered higher income potential. These conditions detracted from the Fund’s performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Intermediate-Term Treasury Ladder ETF - $9,802
Bloomberg U.S. Aggregate Bond Index (USD) - $9,845
FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD) - $9,804
$10,050
$10,000
$9,950
$9,900
$9,850
$9,800
$9,750
$9,700
$9,650
Sep/24
Sep/24
Oct/24
Nov/24

	Global X Intermediate-Term Treasury Ladder ETF - $9802	Bloomberg U.S. Aggregate Bond Index (USD) - $9845	FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD) - $9804
Sep/24	$10000	$10000	$10000
Sep/24	$9974	$9990	$9983
Oct/24	$9730	$9742	$9735
Nov/24	$9802	$9845	$9804

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	Cumulative Since Inception
Global X Intermediate-Term Treasury Ladder ETF	-1.98%
Bloomberg U.S. Aggregate Bond Index (USD)	-1.55%
FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD)	-1.96%

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mldr/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,442,337	26	$652	0.19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 2/15/2033	5.9%
U.S. Treasury Notes, 4.38%, 11/30/2030	5.2%
U.S. Treasury Notes, 4.00%, 2/28/2030	5.1%
U.S. Treasury Notes, 3.88%, 9/30/2029	5.1%
U.S. Treasury Notes, 4.00%, 2/15/2034	5.0%
U.S. Treasury Notes, 3.75%, 6/30/2030	5.0%
U.S. Treasury Notes, 2.75%, 2/15/2028	4.9%
U.S. Treasury Notes, 2.38%, 3/31/2029	4.8%
U.S. Treasury Notes, 4.50%, 11/15/2033	4.2%
U.S. Treasury Notes, 4.25%, 2/28/2031	4.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mldr/

Global X Funds

Global X Intermediate-Term Treasury Ladder ETF: MLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-18

Global X Funds

Global X Long-Term Treasury Ladder ETF

Ticker: LLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from September 9, 2024 (commencement of operations) to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$3	0.12%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 10-30 Years Laddered Bond Index  ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 10 and 30 years as of the last business day of February of each year (each an “annual rebalance”). It allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 10-11 year rung removed and new bonds with 29–30-year maturities added.

Since inception through November 30, 2024 (the “reporting period”), the Fund decreased 4.66%, while the Secondary Index decreased 4.67%. The Fund had a net asset value of $50.16 per share on September 9, 2024 and ended the reporting period with a net asset value of $47.61 per share on November 30, 2024.

During the reporting period, the highest returns came from the 4.125% US Treasury Bond maturing August 15, 2044 and the 4.75% US Treasury Bond maturing November 15, 2043, which returned 3.02% and 2.62%, respectively. The worst performers were the 1.375% US Treasury Bond maturing August 15, 2050 and the 1.875% US Treasury Bond maturing 15-November 15, 2051, which returned -7.75% and -7.61%, respectively.

During the reporting period the Fund recorded negative performance. The Fund faced challenges due to the volatile interest rate environment, which negatively impacted the prices of its Secondary Treasury bond holdings. Uncertainty related to monetary policy further weighed on the Fund's returns, as rate expectations repriced in response to a stronger-than-expected U.S. economy, leading investors reduce their exposure to longer-duration bonds. Longer duration bonds are particularly sensitive to shifts in interest rates, which led long-term bonds to underperform as interest rate volatility remained heightened over the performance period. Lastly, government bonds underperformed other fixed income sectors during the period, as continued economic resilience led credit assets to outperform, which detracted from the Fund’s performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Long-Term Treasury Ladder ETF - $9,534
Bloomberg U.S. Aggregate Bond Index (USD) - $9,845
FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD) - $9,533
$10,100
$10,000
$9,900
$9,800
$9,700
$9,600
$9,500
$9,400
$9,300
$9,200
Sep/24
Sep/24
Oct/24
Nov/24

	Global X Long-Term Treasury Ladder ETF - $9534	Bloomberg U.S. Aggregate Bond Index (USD) - $9845	FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD) - $9533
Sep/24	$10000	$10000	$10000
Sep/24	$9852	$9990	$9870
Oct/24	$9376	$9742	$9379
Nov/24	$9534	$9845	$9533

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	Cumulative Since Inception
Global X Long-Term Treasury Ladder ETF	-4.66%
Bloomberg U.S. Aggregate Bond Index (USD)	-1.55%
FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD)	-4.67%

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/lldr/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,424,166	83	$3,442	0.43%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bond, 4.50%, 2/15/2036	4.3%
U.S. Treasury Notes, 4.38%, 5/15/2034	3.3%
U.S. Treasury Bond, 4.50%, 5/15/2038	3.0%
U.S. Treasury Bond, 4.38%, 2/15/2038	2.6%
U.S. Treasury Bond, 5.00%, 5/15/2037	2.5%
U.S. Treasury Bond, 3.50%, 2/15/2039	2.2%
U.S. Treasury Notes, 3.88%, 8/15/2034	2.2%
U.S. Treasury Bond, 2.50%, 2/15/2046	2.1%
U.S. Treasury Bond, 2.88%, 5/15/2049	1.9%
U.S. Treasury Bond, 4.50%, 8/15/2039	1.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lldr/

Global X Funds

Global X Long-Term Treasury Ladder ETF: LLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-19

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,727,672	$0	$0	$1,235,693	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$487,204	$0	$0	$392,972	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $487,204 and $392,972, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MLP ETF (ticker: MLPA)

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X Alternative Income ETF (ticker: ALTY)

Global X Conscious Companies ETF (ticker: KRMA)

Global X U.S. Preferred ETF (ticker: PFFD)

Global X S&P 500® Quality Dividend ETF (ticker: QDIV)

Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Global X Variable Rate Preferred ETF (ticker: PFFV)

Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)

Global X 1-3 Month T-Bill ETF (ticker: CLIP)

Global X U.S. Cash Flow Kings 100 ETF (ticker: FLOW)

Global X Short-Term Treasury Ladder ETF (ticker: SLDR)

Global X Intermediate-Term Treasury Ladder ETF (ticker: MLDR)

Global X Long-Term Treasury Ladder ETF (ticker: LLDR)

Annual Financials and Other Information

November 30, 2024

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	November 30, 2024
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 91.5%
Energy — 88.4%
Cheniere Energy Partners	1,815,078	$105,728,294
CrossAmerica Partners	100	2,065
Delek Logistics Partners	743,578	29,995,937
Energy Transfer	13,355,155	265,233,378
Enterprise Products Partners	6,978,937	240,284,801
Genesis Energy	4,314,808	51,691,400
Global Partners	1,336,261	75,431,933
Martin Midstream Partners	100	398
MPLX	4,228,767	218,458,103
NGL Energy Partners *	100	482
Plains All American Pipeline	8,967,102	167,415,794
Sunoco	2,582,517	145,808,910
USA Compression Partners	2,971,985	71,297,920
USD Partners *	100	6
Western Midstream Partners	4,390,550	178,739,291
		1,550,088,712
Utilities — 3.1%
Suburban Propane Partners	2,752,505	54,637,224
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $706,204,428)		1,604,725,936

COMMON STOCK — 16.5%
Energy — 16.5%
EnLink Midstream	9,106,309	145,792,007
Hess Midstream, Cl A	3,800,898	144,054,034
Summit Midstream *	100	3,779
		289,849,820
Utilities — 0.0%
Star Group	100	1,266
TOTAL COMMON STOCK (Cost $200,445,205)		289,851,086
TOTAL INVESTMENTS — 108.0% (Cost $906,649,633)		$1,894,577,022

Percentages are based on Net Assets of $1,754,099,426.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X MLP ETF

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 73.1%
CANADA — 22.1%
Energy — 22.1%
Enbridge	4,803,286	$208,366,547
Pembina Pipeline	2,431,045	100,572,331
South Bow * (A)	2,185,854	56,941,497
TC Energy (A)	3,215,862	157,352,128

TOTAL CANADA		523,232,503
UNITED STATES — 51.0%
Energy — 51.0%
Antero Midstream	3,543,367	56,587,571
Archrock	1,730,553	44,336,768
Cheniere Energy	689,069	154,358,347
DT Midstream	1,004,480	106,595,417
EnLink Midstream	2,706,552	43,331,897
Hess Midstream, Cl A	1,088,914	41,269,841
Kinder Morgan	6,603,509	186,681,199
Kinetik Holdings, Cl A	398,455	23,516,814
New Fortress Energy, Cl A (A)	1,366,112	14,576,415
NextDecade *	1,712,196	12,396,299
ONEOK	1,845,033	209,595,749
Targa Resources	516,442	105,509,101
Williams	3,582,688	209,658,902

TOTAL UNITED STATES		1,208,414,320
TOTAL COMMON STOCK (Cost $1,227,910,028)		1,731,646,823

MASTER LIMITED PARTNERSHIPS — 26.8%
UNITED STATES — 26.8%
Energy — 26.8%
Cheniere Energy Partners	511,064	29,769,478
Delek Logistics Partners	205,169	8,276,517
Energy Transfer	5,855,723	116,294,659
Enterprise Products Partners	3,256,374	112,116,957
MPLX	2,153,124	111,230,386
Plains All American Pipeline	5,802,133	108,325,823
Plains GP Holdings, Cl A	2,017,121	40,382,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Western Midstream Partners	2,650,136	$107,887,037
TOTAL UNITED STATES		634,283,619
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $383,331,127)		634,283,619

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.550% (Cost $3,476,137)	3,476,137	3,476,137
	Face Amount
REPURCHASE AGREEMENT(C) — 0.3%
RBC Capital Markets 4.500%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $5,949,086 (collateralized by a U.S. Treasury Obligations, par value $6,321,113, 0.375%, 12/31/2025, with a total market value of $6,058,787) (Cost $5,946,856)	$5,946,856	5,946,856
TOTAL INVESTMENTS — 100.3% (Cost $1,620,664,148)		$2,375,353,435

Percentages are based on Net Assets of $2,367,633,057.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $9,387,108.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $9,422,993. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $—.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,731,646,823	$—	$—	$1,731,646,823
Master Limited Partnerships	634,283,619	—	—	634,283,619
Short-Term Investment	3,476,137	—	—	3,476,137
Repurchase Agreement	—	5,946,856	—	5,946,856
Total Investments in Securities	$2,369,406,579	$5,946,856	$—	$2,375,353,435

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 78.0%
Global X Emerging Markets Bond ETF (A)	289,489	$6,715,131
Global X Nasdaq 100® Covered Call ETF (A) (B)	376,572	6,861,142
Global X SuperDividend® REIT ETF (A) (B)	301,988	6,483,682
Global X U.S. Preferred ETF (A) (B)	325,138	6,671,832
TOTAL EXCHANGE TRADED FUNDS (Cost $32,172,986)		26,731,787

COMMON STOCK — 12.3%
Energy — 5.8%
Antero Midstream	28,740	458,978
Hess Midstream, Cl A	11,882	450,328
Kinder Morgan	19,395	548,296
Williams	9,309	544,763
		2,002,365
Utilities — 6.5%
ALLETE	6,590	427,559
Evergy	6,905	446,270
Northwestern Energy Group	7,452	411,649
OGE Energy	10,456	459,646
Spire	6,395	468,050
		2,213,174
TOTAL COMMON STOCK (Cost $3,331,146)		4,215,539

MASTER LIMITED PARTNERSHIPS — 9.6%
Energy — 9.6%
Black Stone Minerals	28,490	442,165
Energy Transfer	26,275	521,821
Enterprise Products Partners	14,569	501,611
Kimbell Royalty Partners	26,290	425,372
MPLX	9,630	497,486
Plains All American Pipeline	23,694	442,367
Sunoco	7,984	450,777
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,849,865)		3,281,599

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Alternative Income ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.550% (Cost $609,088)	609,088	$609,088
	Face Amount
REPURCHASE AGREEMENT(D) — 3.0%
RBC Capital Markets 4.500%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,042,398 (collateralized by a U.S. Treasury Obligations, par value $1,107,585, 0.375%, 12/31/2025, with a total market value of $1,061,620) (Cost $1,042,008)	$1,042,008	1,042,008
TOTAL INVESTMENTS 104.7% (Cost $39,005,093)		$35,880,021

Percentages are based on Net Assets of $34,271,713.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $1,625,548.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $1,651,096. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $—.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Alternative Income ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,731,787	$—	$—	$26,731,787
Common Stock	4,215,539	—	—	4,215,539
Master Limited Partnerships	3,281,599	—	—	3,281,599
Short-Term Investment	609,088	—	—	609,088
Repurchase Agreement	—	1,042,008	—	1,042,008
Total Investments in Securities	$34,838,013	$1,042,008	$—	$35,880,021

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2024	Income	Capital Gains
Global X Emerging Markets Bond ETF

$7,019,447	$885,450	$(1,658,968)	$490,175	$(20,973)	$6,715,131	$390,940	$—
Global X Nasdaq 100® Covered Call ETF

6,989,971	864,132	(1,985,491)	771,566	220,964	6,861,142	284,880	122,903
Global X SuperDividend® REIT ETF

6,840,471	847,397	(1,629,342)	732,866	(307,710)	6,483,682	453,302	2,905
Global X U.S. Preferred ETF

6,948,567	877,324	(1,631,593)	601,980	(124,446)	6,671,832	436,458	—
Totals:

$27,798,456	$3,474,303	$(6,905,394)	$2,596,587	$(232,165)	$26,731,787	$1,565,580	$125,808

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 7.3%
Alphabet, Cl A	99,072	$16,738,214
Comcast, Cl A	79,439	3,430,970
Electronic Arts	22,819	3,734,786
Interpublic Group	109,923	3,386,728
Meta Platforms, Cl A	16,971	9,746,785
Netflix *	4,372	3,877,133
T-Mobile US	14,052	3,470,001
Verizon Communications	79,043	3,504,767
		47,889,384
Consumer Discretionary — 10.2%
Amazon.com *	86,315	17,944,025
BorgWarner	98,929	3,395,243
Dick’s Sporting Goods	16,061	3,328,481
eBay	51,665	3,269,878
Hilton Worldwide Holdings	14,055	3,562,099
Home Depot	8,161	3,502,130
Lear	33,701	3,297,306
Lululemon Athletica *	10,980	3,520,847
Marriott International, Cl A	12,597	3,641,667
NIKE, Cl B	41,553	3,273,130
PulteGroup	24,183	3,271,234
Starbucks	34,062	3,489,992
Tesla *	12,604	4,350,397
Ulta Beauty *	8,992	3,476,667
Yum! Brands	24,687	3,430,012
		66,753,108
Consumer Staples — 5.0%
Coca-Cola	48,828	3,128,898
Colgate-Palmolive	32,957	3,184,635
Costco Wholesale	3,691	3,587,209
General Mills	48,222	3,195,190
Kimberly-Clark	23,971	3,340,359
Mondelez International, Cl A	46,973	3,050,897
PepsiCo	19,074	3,117,645
Procter & Gamble	19,369	3,472,087
Target	22,017	2,913,069

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	39,834	$3,684,645
		32,674,634
Energy — 2.7%
Chevron	21,974	3,558,250
ConocoPhillips	31,682	3,432,428
EOG Resources	26,418	3,520,462
ONEOK	33,719	3,830,478
Valero Energy	25,171	3,500,783
		17,842,401
Financials — 13.8%
Aflac	29,338	3,344,532
American Express	12,237	3,728,369
Bank of America	77,019	3,659,173
Bank of New York Mellon	42,927	3,514,434
Capital One Financial	21,603	4,147,992
Charles Schwab	45,261	3,745,800
Citigroup	52,543	3,723,722
Discover Financial Services	22,970	4,190,417
FactSet Research Systems	7,217	3,541,165
Hartford Financial Services Group	27,266	3,362,170
JPMorgan Chase	14,606	3,647,410
Mastercard, Cl A	6,434	3,428,936
MetLife	38,951	3,436,647
Moody’s	7,053	3,526,359
Morgan Stanley	27,573	3,628,883
Nasdaq	43,670	3,624,173
PayPal Holdings *	40,365	3,502,471
Principal Financial Group	36,629	3,190,020
Progressive	13,319	3,581,213
Prudential Financial	26,219	3,393,001
S&P Global	6,668	3,484,097
Synchrony Financial	59,449	4,013,996
T Rowe Price Group	29,340	3,633,466
Travelers	12,810	3,407,972
Visa, Cl A	11,694	3,684,546
		90,140,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 13.7%
Abbott Laboratories	28,373	$3,369,861
AbbVie	17,435	3,189,385
Agilent Technologies	25,299	3,490,503
Amgen	10,429	2,950,051
Boston Scientific *	38,887	3,525,495
Bristol-Myers Squibb	62,506	3,701,605
Cardinal Health	29,512	3,607,547
Centene *	53,707	3,222,420
Cigna Group	10,343	3,493,865
Danaher	13,354	3,200,820
Elevance Health	7,892	3,211,728
Eli Lilly	3,699	2,942,000
Gilead Sciences	37,275	3,450,920
HCA Healthcare	8,239	2,695,966
Intuitive Surgical *	6,421	3,480,182
IQVIA Holdings *	15,501	3,113,221
Johnson & Johnson	20,093	3,114,616
McKesson	6,555	4,119,818
Merck	31,039	3,154,804
Regeneron Pharmaceuticals *	3,546	2,660,280
ResMed	13,822	3,441,954
Stryker	9,180	3,599,937
Thermo Fisher Scientific	5,922	3,136,469
UnitedHealth Group	5,885	3,591,027
Vertex Pharmaceuticals *	7,028	3,290,018
Waters *	10,117	3,892,212
Zoetis, Cl A	18,112	3,174,128
		89,820,832
Industrials — 7.2%
Automatic Data Processing	11,354	3,484,883
Booz Allen Hamilton Holding, Cl A	19,876	2,945,226
Caterpillar	8,500	3,451,935
Cummins	9,888	3,708,395
Deere	7,990	3,722,541
General Dynamics	10,894	3,094,005
Illinois Tool Works	12,857	3,568,074
Jacobs Solutions	23,195	3,275,830
Leidos Holdings	19,605	3,242,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	5,804	$3,072,696
Paychex	23,207	3,394,488
RTX	26,259	3,199,134
Union Pacific	14,230	3,481,512
United Parcel Service, Cl B	23,910	3,245,065
		46,886,451
Information Technology — 35.3%
Adobe *	6,814	3,515,547
Advanced Micro Devices *	21,424	2,938,837
Akamai Technologies *	31,951	3,004,033
Amphenol, Cl A	47,076	3,420,071
Analog Devices	14,298	3,117,679
Apple	168,174	39,912,735
Applied Materials	17,884	3,124,514
Arista Networks *	8,310	3,372,364
Autodesk *	11,503	3,357,726
Avnet	60,547	3,312,526
Broadcom	19,170	3,107,074
Cadence Design Systems *	13,171	4,040,995
CDW	15,002	2,639,302
Cisco Systems	58,680	3,474,443
Cognizant Technology Solutions, Cl A	43,896	3,533,189
Dell Technologies, Cl C	27,439	3,500,942
Dynatrace *	60,679	3,409,553
Gartner *	6,340	3,283,676
HP	90,078	3,191,464
HubSpot *	5,955	4,293,853
Intuit	5,497	3,527,590
Keysight Technologies *	21,380	3,652,559
Littelfuse	12,847	3,168,969
Micron Technology	30,749	3,011,865
Microsoft	80,739	34,189,737
Motorola Solutions	7,078	3,536,877
NetApp	27,414	3,362,053
NVIDIA	271,438	37,526,303
Oracle	18,825	3,479,613
Palo Alto Networks *	9,059	3,513,261
QUALCOMM	19,550	3,099,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	11,463	$3,782,675
ServiceNow *	3,441	3,611,123
Synopsys *	6,687	3,734,623
Texas Instruments	15,895	3,195,372
Trimble *	54,629	3,986,278
VeriSign *	17,746	3,321,696
Workday, Cl A *	13,854	3,463,361
		230,713,740
Materials — 2.1%
Avery Dennison	16,027	3,300,761
Dow	64,425	2,848,229
Nucor	23,434	3,625,005
Steel Dynamics	25,373	3,685,936
		13,459,931
Real Estate — 1.5%
CBRE Group, Cl A *	24,621	3,446,694
Jones Lang LaSalle *	12,006	3,368,883
ProLogis ‡	27,283	3,186,109
		10,001,686
Utilities — 1.0%
American Water Works	23,654	3,239,179
Exelon	80,700	3,192,492
		6,431,671
TOTAL UNITED STATES		652,614,802
TOTAL COMMON STOCK (Cost $510,861,561)		652,614,802
TOTAL INVESTMENTS — 99.8% (Cost $510,861,561)		$652,614,802

Percentages are based on Net Assets of $653,742,665.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Conscious Companies ETF

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA — 1.0%
Financials — 0.9%
Aspen Insurance Holdings, 8.915%, US0003M + 4.060% (A)	220,510	$5,636,236
Aspen Insurance Holdings, 5.625%	195,625	4,219,631
RenaissanceRe Holdings, 5.750%	196,782	4,807,384
RenaissanceRe Holdings, 4.200%	397,024	7,305,242
		21,968,493
Industrials — 0.1%
Triton International, 6.875%	109,046	2,725,059
TOTAL BERMUDA		24,693,552
CANADA — 1.2%
Financials — 0.3%
Brookfield Finance, 4.625% (B)	325,742	6,150,009
Utilities — 0.9%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	271,271	6,928,261
BIP Bermuda Holdings I, 5.125%	243,299	4,469,403
Brookfield BRP Holdings Canada, 7.250%	119,670	3,150,911
Brookfield BRP Holdings Canada, 4.625%	286,209	4,705,276
Brookfield Infrastructure Finance ULC, 7.250%	114,887	3,019,230
		22,273,081
TOTAL CANADA		28,423,090
NETHERLANDS — 0.7%
Financials — 0.7%
AEGON Funding, 5.100%	744,093	16,213,787
TOTAL NETHERLANDS		16,213,787
UNITED STATES — 96.6%
Communication Services — 6.4%
AT&T, 5.625%	646,075	16,242,326
AT&T, 5.350%	1,061,694	25,055,978
AT&T, 5.000%	961,310	20,600,873
AT&T, 4.750%	1,403,135	28,301,233
Qwest, 6.750%	510,312	9,170,307
Qwest, 6.500%	782,696	13,783,277
Telephone and Data Systems, 6.625%	348,346	7,513,823
Telephone and Data Systems, 6.000%	551,125	10,493,420
United States Cellular, 6.250%	401,124	9,398,335
United States Cellular, 5.500%	405,624	9,215,777
United States Cellular, 5.500% (B)	404,527	9,215,125
		158,990,474

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — 2.6%
Brunswick, 6.625%	98,797	$2,487,709
Brunswick, 6.375%	172,735	4,280,373
Ford Motor, 6.500%	489,744	12,145,651
Ford Motor, 6.200%	606,522	14,453,419
Ford Motor, 6.000%	643,736	15,198,607
Qurate Retail, 8.000% (B)	255,014	10,832,995
QVC, 6.250%	404,606	5,004,976
		64,403,730
Financials — 71.4%
Affiliated Managers Group, 6.750%	363,871	9,271,433
Affiliated Managers Group, 5.875%	228,110	5,394,801
Affiliated Managers Group, 4.750%	205,741	4,063,385
Allstate, 8.083%, TSFR3M + 3.427% (A)	403,791	10,676,234
Allstate, 7.375%	473,282	12,906,400
Allstate, 5.100%	921,212	20,985,209
Allstate, 4.750% (B)	230,174	4,875,085
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	468,545	12,739,739
Apollo Global Management, 6.750%	577,208	53,495,637
Arch Capital Group, 5.450%	251,241	5,781,055
Arch Capital Group, 4.550%	399,407	7,964,176
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	227,401	5,682,751
Assurant, 5.250%	202,778	4,450,977
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	401,437	10,975,288
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	463,797	11,989,152
Athene Holding, 6.350%, US0003M + 4.253% (A)	692,193	17,789,360
Athene Holding, 5.625%	262,504	5,903,715
Athene Holding, 4.875%	465,251	9,184,055
Axis Capital Holdings, 5.500%	446,447	10,295,068
Bank of America, 7.250% *	53,683	66,808,493
Bank of America, 6.450%, + 0.000%	736,972	19,279,188
Bank of America, 6.000%	946,799	23,916,143
Bank of America, 5.875% (B)	598,634	15,079,590
Bank of America, 5.526%, TSFR3M + 1.012% (A)	146,693	3,535,301
Bank of America, 5.426%, TSFR3M + 0.912% (A)	196,626	4,534,196
Bank of America, 5.375%	968,884	22,652,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 5.282%, TSFR3M + 0.762% (A)	279,054	$6,808,918
Bank of America, 5.135%, TSFR3M + 0.612% (A)	201,597	4,955,254
Bank of America, 5.000%	912,398	19,945,020
Bank of America, 4.750% (B)	484,271	10,363,399
Bank of America, 4.375%	755,828	14,715,971
Bank of America, 4.250%	910,865	17,042,284
Bank of America, 4.125%	620,812	11,441,565
Bank of Hawaii, 8.000%	121,241	3,225,011
Bank OZK, 4.625% (B)	291,895	5,149,028
Brighthouse Financial, 6.750%	322,757	8,078,608
Brighthouse Financial, 6.600%	341,272	8,149,575
Brighthouse Financial, 6.250%	304,124	7,435,832
Brighthouse Financial, 5.375%	459,312	9,181,647
Brighthouse Financial, 4.625%	288,213	5,101,370
Capital One Financial, 5.000%	1,207,485	25,345,110
Capital One Financial, 4.800%	1,003,287	20,025,609
Capital One Financial, 4.375%	537,775	10,169,325
Capital One Financial, 4.250% (B)	339,502	6,185,726
Carlyle Finance, 4.625% (B)	398,095	7,802,662
Charles Schwab, 5.950%	603,490	15,358,820
Charles Schwab, 4.450% (B)	478,646	10,171,227
Citigroup Capital XIII, 11.221%, TSFR3M + 6.632% (A)	1,803,733	54,743,297
Citizens Financial Group, 7.375%	323,619	8,828,326
Citizens Financial Group, 5.000%	363,960	7,785,104
Enstar Group, 7.000%, US0003M + 4.015% (A)	319,704	6,573,114
Equitable Holdings, 5.250%	643,974	14,779,203
Equitable Holdings, 4.300%	252,763	4,921,296
F&G Annuities & Life, 7.950%	276,552	7,646,663
Fifth Third Bancorp, 9.296%, TSFR3M + 3.972% (A)	361,414	9,357,008
Fifth Third Bancorp, 6.000%	147,969	3,736,217
Fifth Third Bancorp, 4.950% (B)	188,393	4,474,334
First Citizens BancShares, 5.625%	148,760	3,479,496
First Citizens BancShares, 5.375%	275,598	6,586,792
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	422,461	9,433,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Globe Life, 4.250%	245,260	$4,247,903
Goldman Sachs Group, 5.533%, TSFR3M + 1.012% (A)	160,270	3,950,655
Goldman Sachs Group, 5.533%, TSFR3M + 1.012% (A)	603,755	14,610,871
Goldman Sachs Group, 5.453%, TSFR3M + 0.932% (A)	1,083,750	25,739,063
Hartford Financial Services Group, 6.000%	279,794	7,109,566
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	263,502	6,974,898
Huntington Bancshares, 4.500% (B)	405,604	7,937,670
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	443,403	12,180,280
JPMorgan Chase, 6.000%	1,481,812	37,430,571
JPMorgan Chase, 5.750%	1,359,062	34,058,094
JPMorgan Chase, 4.750%	722,675	15,956,664
JPMorgan Chase, 4.625%	1,482,533	31,637,254
JPMorgan Chase, 4.550% (B)	1,204,179	25,071,007
JPMorgan Chase, 4.200%	1,602,820	31,271,018
Kemper, 5.875%, H15T5Y + 4.140% (A)	121,650	2,890,404
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	490,420	12,505,710
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	409,297	10,502,561
KeyCorp, 5.650% (B)	340,154	8,177,302
KeyCorp, 5.625%	363,906	8,868,389
KKR Group Finance IX, 4.625%	410,242	8,130,996
Lincoln National, 9.000%	399,775	11,313,633
M&T Bank, 7.500%	603,134	16,580,154
M&T Bank, 5.625%, US0003M + 4.020% (A) (B)	188,476	4,828,755
MetLife, 6.208%, TSFR3M + 1.262% (A)	481,398	11,938,670
MetLife, 5.625%	646,850	15,686,113
MetLife, 4.750%	806,987	16,979,006
Morgan Stanley, Ser E, 7.125%, + 0.000% (A)	692,408	17,545,619
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940% (A)	682,492	17,280,697
Morgan Stanley, 6.500%	802,315	20,932,398
Morgan Stanley, 6.375%, + 0.000% (A)	807,815	20,478,110
Morgan Stanley, 5.850% (A)	801,728	19,987,079
Morgan Stanley, 5.618%, TSFR3M + 0.962% (A)	886,605	21,269,654
Morgan Stanley, 4.875%	404,659	9,238,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.250% (B)	1,041,743	$20,032,718
National Rural Utilities Cooperative Finance, 5.500%	211,246	5,228,339
Navient, 6.000%	252,578	5,208,158
New Mountain Finance, 8.250%	93,293	2,378,039
New York Community Capital Trust V, 6.000% *	55,439	2,175,981
Northern Trust, 4.700%	323,646	7,091,084
Prudential Financial, 5.950%	243,299	6,330,640
Prudential Financial, 5.625%	452,008	11,304,720
Prudential Financial, 4.125%	401,226	7,912,177
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	398,920	10,044,806
Regions Financial, 4.450% (B)	320,055	6,394,699
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	563,436	15,100,085
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	320,080	8,008,402
State Street, 5.350%, TSFR3M + 3.971% (A)	401,468	10,064,803
Stifel Financial, 6.125%	168,952	4,286,312
Stifel Financial, 5.200%	182,475	4,061,894
Stifel Financial, 4.500%	224,707	4,548,070
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A) (B)	401,704	10,645,156
Synchrony Financial, 5.625%	599,048	12,538,075
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	280,515	7,514,997
Synovus Financial, 8.058%, TSFR3M + 3.614% (A)	148,346	3,818,426
Texas Capital Bancshares, 5.750%	239,771	5,159,872
TPG Operating Group II, 6.950%	320,295	8,343,685
Truist Financial, 5.738%, TSFR3M + 0.792% (A)	138,953	3,361,273
Truist Financial, 5.250% (B)	460,126	10,674,923
Truist Financial, 4.750%	744,604	15,673,914
Unum Group, 6.250%	240,271	6,076,454
US Bancorp, 5.938%, TSFR3M + 1.282% (A)	11,463	10,175,705
US Bancorp, 5.518%, TSFR3M + 0.862% (A)	807,934	18,647,117
US Bancorp, 5.500%	469,949	11,805,119
US Bancorp, 4.500% (B)	363,028	7,808,732

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 4.000% (B)	610,606	$11,375,590
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	239,260	6,050,885
W R Berkley, 5.700%	157,748	3,975,250
W R Berkley, 5.100%	251,524	5,739,778
WaFd, 4.875%	227,988	4,110,624
Wells Fargo, 7.500% *	79,676	97,250,932
Wells Fargo, 5.625%	555,631	13,707,417
Wells Fargo, 4.750%	1,612,522	32,798,697
Wells Fargo, 4.700%	939,777	19,011,689
Wells Fargo, 4.375%	843,071	16,203,825
Wells Fargo, 4.250% (B)	1,004,164	19,028,908
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	241,396	5,298,642
Zions Bancorporation, 9.448%, US0003M + 4.240% (A)	100,896	2,534,508
		1,762,035,553
Health Care — 0.5%
BrightSpring Health Services, 6.750%	161,460	11,484,650
Industrials — 0.8%
Chart Industries, 6.750% *	160,442	11,545,406
Pitney Bowes, 6.700%	344,702	6,897,487
		18,442,893
Materials — 1.8%
Albemarle, 7.250%	920,972	44,519,787
Real Estate — 4.6%
Brookfield Property Partners, 6.500%	145,837	2,502,563
Brookfield Property Partners, 6.375%	202,778	3,333,670
Brookfield Property Preferred, 6.250%	541,798	9,053,445
Digital Realty Trust, 5.850% ‡	167,277	4,171,889
Digital Realty Trust, 5.200% ‡	279,794	6,289,769
EPR Properties, 5.750% ‡ *	109,342	2,346,479
Hudson Pacific Properties, 4.750% ‡	338,701	4,819,715
Kimco Realty, 5.250% ‡	197,166	4,452,008
Office Properties Income Trust, 6.375% ‡	131,399	1,561,020
Public Storage, 5.600% ‡	217,216	5,367,407
Public Storage, 5.150% ‡	223,929	5,183,956
Public Storage, 5.050% ‡	241,134	5,570,196
Public Storage, 4.750% ‡	190,358	4,102,215
Public Storage, 4.700% ‡	218,282	4,605,750
Public Storage, 4.625% ‡	453,047	9,341,829

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 4.100% ‡	212,369	$3,954,311
Public Storage, 4.000% ‡	467,346	8,351,473
Public Storage, 4.000% ‡	351,870	6,347,735
Public Storage, 3.900% ‡	134,118	2,373,889
RLJ Lodging Trust, 1.950% ‡ * (B)	261,189	6,615,918
SL Green Realty, 6.500% ‡	174,636	4,250,640
Vornado Realty Trust, 5.400% ‡	239,620	4,363,480
Vornado Realty Trust, 5.250% ‡	259,144	4,672,366
		113,631,723
Utilities — 8.5%
CMS Energy, 5.875%	226,807	5,565,844
CMS Energy, 5.875%	514,152	12,504,177
DTE Energy, 5.250%	318,144	7,310,949
DTE Energy, 4.375%	220,212	4,272,113
Duke Energy, 5.750%	807,815	20,082,281
Duke Energy, 5.625%	404,069	9,980,504
Georgia Power, 5.000%	218,344	5,006,628
NextEra Energy, 7.299%	798,169	41,369,099
NextEra Energy Capital Holdings, 5.650%	552,207	13,457,285
SCE Trust V, 5.450%, TSFR3M + 4.052% (A)	250,931	6,273,275
SCE Trust VI, 5.000%	379,356	7,765,417
SCE Trust VII, 7.500%	441,699	11,850,784
SCE Trust VIII, 6.950%	280,513	7,366,271
Sempra, 5.750%	611,982	14,712,047
Southern, 5.250% (B)	358,406	8,307,851
Southern, 4.950%	804,589	17,596,361
Southern, 4.200% (B)	599,048	11,837,189
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	201,682	4,588,266
		209,846,341
TOTAL UNITED STATES		2,383,355,151
TOTAL PREFERRED STOCK (Cost $2,544,307,096)		2,452,685,580

SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.550% (Cost $10,782,146)	10,782,146	10,782,146

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.7%
RBC Capital Markets 4.500%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $18,452,642 (collateralized by a U.S. Treasury Obligations, par value $19,606,581, 0.375%, 12/31/2025, with a total market value of $18,792,908) (Cost $18,445,725)	$18,445,725	$18,445,725
TOTAL INVESTMENTS — 100.6% (Cost $2,573,534,967)		$2,481,913,451

Percentages are based on Net Assets of $2,467,525,319.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $28,494,415.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $29,227,871. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X U.S. Preferred ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,452,685,580	$—	$—	$2,452,685,580
Short-Term Investment	10,782,146	—	—	10,782,146
Repurchase Agreement	—	18,445,725	—	18,445,725
Total Investments in Securities	$2,463,467,726	$18,445,725	$—	$2,481,913,451

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 5.1%
Comcast, Cl A	12,943	$559,008
Interpublic Group	16,473	507,533
Omnicom Group	5,513	577,873
		1,644,414
Consumer Discretionary — 5.2%
Best Buy	5,557	500,130
Darden Restaurants	3,260	574,640
eBay	9,296	588,344
		1,663,114
Consumer Staples — 23.7%
Archer-Daniels-Midland	6,016	328,474
Bunge Global	3,435	308,257
Campbell Soup	8,072	372,926
Clorox	2,658	444,338
Coca-Cola	5,674	363,590
Colgate-Palmolive	3,751	362,459
General Mills	5,400	357,804
Hershey	1,900	334,647
Kellanova	6,190	503,185
Kenvue	19,658	473,365
Kimberly-Clark	2,544	354,506
Kraft Heinz	10,962	350,455
Kroger	7,047	430,431
McCormick	5,236	410,555
Molson Coors Beverage, Cl B	7,172	445,094
Mondelez International, Cl A	5,391	350,145
PepsiCo	2,168	354,360
Procter & Gamble	2,132	382,182
Sysco	5,024	387,401
Target	2,516	332,892
		7,647,066
Energy — 12.6%
APA	17,478	395,877
Baker Hughes, Cl A	15,642	687,466
Chevron	3,179	514,776
Coterra Energy	18,130	484,434
EOG Resources	4,121	549,164
Exxon Mobil	4,441	523,860
Phillips 66	3,545	474,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Valero Energy	3,228	$448,950
		4,079,486
Financials — 13.5%
Aflac	5,583	636,462
BlackRock Funding	632	646,410
Blackstone	4,004	765,124
Cincinnati Financial	4,318	690,146
CME Group, Cl A	2,451	583,338
Everest Group	1,325	513,517
T Rowe Price Group	4,220	522,605
		4,357,602
Health Care — 3.1%
Baxter International	14,390	485,087
Johnson & Johnson	3,328	515,873
		1,000,960
Industrials — 21.9%
Automatic Data Processing	1,992	611,404
CH Robinson Worldwide	5,806	612,997
Cummins	1,814	680,323
Fastenal	7,689	642,493
Honeywell International	2,316	539,466
Illinois Tool Works	2,055	570,304
Lockheed Martin	1,054	557,998
Paychex	3,974	581,277
RTX	4,652	566,753
Snap-On	1,846	682,448
Union Pacific	2,175	532,135
United Parcel Service, Cl B	3,572	484,792
		7,062,390
Information Technology — 5.1%
Cisco Systems	10,608	628,099
Gen Digital	19,868	612,928
Skyworks Solutions	4,666	408,695
		1,649,722
Materials — 7.7%
Dow	8,802	389,137
Eastman Chemical	4,869	509,882
International Paper	10,793	634,952
LyondellBasell Industries, Cl A	5,183	431,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Smurfit WestRock	9,756	$536,775
		2,502,697
Real Estate — 1.8%
Public Storage ‡	1,713	596,210
TOTAL COMMON STOCK (Cost $30,293,074)		32,203,661
TOTAL INVESTMENTS — 99.7% (Cost $30,293,074)		$32,203,661

Percentages are based on Net Assets of $32,308,887.

‡	Real Estate Investment Trust

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
BERMUDA — 0.5%
Financials — 0.5%
RenaissanceRe Holdings	6,292	$1,800,456

UNITED STATES — 99.3%
Communication Services — 9.5%
AT&T	292,138	6,765,916
Comcast, Cl A	41,641	1,798,475
Electronic Arts	30,090	4,924,830
Endeavor Group Holdings, Cl A	157,136	4,772,220
Liberty Broadband, Cl C *	21,493	1,829,914
Nexstar Media Group, Cl A	10,242	1,747,183
T-Mobile US	23,719	5,857,170
Verizon Communications	152,167	6,747,085
		34,442,793
Consumer Discretionary — 7.4%
Asbury Automotive Group *	7,643	1,985,881
Best Buy	18,528	1,667,520
BorgWarner	50,693	1,739,784
Gap	80,527	1,952,780
Garmin	2,157	458,578
General Motors	33,032	1,836,249
Harley-Davidson	50,664	1,703,830
Lear	16,486	1,612,990
Lithia Motors, Cl A	5,234	2,025,035
Macy’s	113,775	1,847,706
McDonald’s	8,488	2,512,533
PVH	19,201	2,080,812
Tapestry	39,740	2,475,007
TJX	2,212	278,026
Whirlpool	17,437	1,942,830
Yum! Brands	6,824	948,127
		27,067,688
Consumer Staples — 9.6%
Albertsons, Cl A	236,661	4,697,721
Altria Group	40,694	2,349,672
Archer-Daniels-Midland	30,822	1,682,881
Bunge Global	19,428	1,743,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Church & Dwight	3,804	$418,935
Coca-Cola	57,128	3,660,762
Colgate-Palmolive	2,784	269,018
Conagra Brands	58,729	1,617,984
Costco Wholesale	447	434,430
Ingredion	1,852	272,874
Kellanova	3,114	253,137
Kimberly-Clark	1,831	255,150
Kraft Heinz	48,721	1,557,610
Kroger	7,091	433,118
Molson Coors Beverage, Cl B	30,855	1,914,861
Mondelez International, Cl A	3,582	232,651
PepsiCo	14,653	2,395,033
Procter & Gamble	17,088	3,063,195
Walgreens Boots Alliance	185,021	1,668,889
Walmart	62,963	5,824,077
		34,745,467
Energy — 5.6%
Antero Midstream	119,164	1,903,049
Chevron	1,999	323,698
Chord Energy	13,467	1,717,312
Civitas Resources	34,476	1,788,615
DT Midstream	23,896	2,535,843
Exxon Mobil	2,384	281,217
HF Sinclair	40,310	1,649,888
Kinder Morgan	83,155	2,350,792
Noble	54,974	1,839,980
NOV	113,211	1,813,640
ONEOK	17,872	2,030,259
Viper Energy, Cl A	33,445	1,809,709
Williams	6,154	360,132
		20,404,134
Financials — 24.5%
Aflac	3,323	378,822
AGNC Investment ‡	177,599	1,715,606
Ally Financial	51,175	2,045,976
Arthur J Gallagher	869	271,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank OZK	39,552	$1,976,413
Berkshire Hathaway, Cl B *	11,211	5,415,137
Cadence Bank	51,154	1,953,571
Cboe Global Markets	15,764	3,402,659
Chubb	1,007	290,751
Citigroup	27,411	1,942,618
Citizens Financial Group	41,747	2,009,701
CME Group, Cl A	21,414	5,096,532
Columbia Banking System	64,554	2,001,820
Comerica	28,188	2,036,583
Corebridge Financial	54,975	1,779,541
First Horizon	100,508	2,123,734
Fiserv *	1,257	277,747
FNB	119,470	2,048,910
Franklin Resources	86,114	1,959,955
Hartford Financial Services Group	2,388	294,464
Huntington Bancshares	111,323	2,004,927
Intercontinental Exchange	31,806	5,119,494
Jackson Financial, Cl A	17,909	1,794,303
Lincoln National	53,076	1,886,321
Loews	3,113	269,990
Marsh & McLennan	22,407	5,225,985
Mastercard, Cl A	566	301,644
Old National Bancorp	91,484	2,118,769
Old Republic International	8,971	349,600
Progressive	2,493	670,318
Prosperity Bancshares	23,583	1,974,605
Radian Group	50,436	1,805,104
Regions Financial	73,169	1,994,587
Rithm Capital ‡	167,758	1,887,278
Starwood Property Trust ‡	87,040	1,773,005
Synchrony Financial	31,451	2,123,572
Tradeweb Markets, Cl A	3,624	491,052
Travelers	1,586	421,939
UMB Financial	16,225	2,036,075
United Bankshares	46,873	1,981,322
Unum Group	31,650	2,433,885
Visa, Cl A	17,257	5,437,336
W R Berkley	5,440	351,152

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Webster Financial	33,610	$2,076,426
Western Union	149,741	1,648,648
Zions Bancorp	33,349	2,018,281
		89,217,495
Health Care — 11.0%
AbbVie	2,927	535,436
Amgen	896	253,452
Becton Dickinson	1,245	276,265
Boston Scientific *	60,011	5,440,597
Cardinal Health	2,257	275,896
Catalent *	4,232	258,618
Cencora	21,789	5,481,023
Centene *	29,472	1,768,320
Chemed	3,180	1,820,200
Cigna Group	818	276,320
CVS Health	30,463	1,823,211
Hologic *	3,503	278,488
Johnson & Johnson	30,613	4,745,321
McKesson	513	322,421
Medtronic PLC	18,735	1,621,327
Merck	35,880	3,646,843
Organon	100,484	1,594,681
Pfizer	59,938	1,570,975
QIAGEN	41,073	1,783,800
Quest Diagnostics	1,603	260,744
Regeneron Pharmaceuticals *	255	191,306
Royalty Pharma, Cl A	63,233	1,685,792
Solventum *	24,110	1,724,106
UnitedHealth Group	458	279,472
Vertex Pharmaceuticals *	546	255,599
Viatris	149,783	1,960,659
		40,130,872
Industrials — 13.0%
Air Lease, Cl A	40,092	2,040,683
AMETEK	1,665	323,643
Automatic Data Processing	16,841	5,169,008
Boise Cascade	12,917	1,906,549

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions	13,130	$3,098,943
CACI International, Cl A *	1,385	636,934
CNH Industrial	156,558	1,966,368
General Dynamics	16,685	4,738,707
Honeywell International	1,130	263,211
Huntington Ingalls Industries	7,774	1,538,630
Leidos Holdings	2,232	369,173
Lockheed Martin	9,181	4,860,513
Northrop Grumman	596	291,831
PACCAR	16,675	1,950,975
Republic Services, Cl A	25,743	5,619,697
RTX	41,277	5,028,777
Snap-On	978	361,557
TransDigm Group	1,285	1,610,066
Verisk Analytics, Cl A	1,172	344,814
Waste Management	22,153	5,055,758
		47,175,837
Information Technology — 10.0%
Akamai Technologies *	2,450	230,349
Amdocs	52,536	4,555,922
Apple	1,537	364,776
Arrow Electronics *	13,332	1,601,973
Avnet	32,090	1,755,644
Cisco Systems	86,142	5,100,468
GoDaddy, Cl A *	1,873	370,049
Hewlett Packard Enterprise	89,608	1,901,482
HP	49,839	1,765,796
Intel	78,721	1,893,240
International Business Machines	22,459	5,107,401
Juniper Networks	133,969	4,812,166
MARA Holdings *	95,668	2,623,217
Motorola Solutions	656	327,803
Roper Technologies	476	269,625
Skyworks Solutions	18,222	1,596,065
TD SYNNEX	14,483	1,723,332
VeriSign *	1,614	302,109
		36,301,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.6%
AptarGroup	1,807	$312,539
Celanese, Cl A	13,797	1,010,078
Dow	33,587	1,484,881
Eastman Chemical	16,161	1,692,380
Ecolab	1,050	261,209
FMC	27,862	1,646,366
International Paper	35,294	2,076,346
Linde PLC	10,488	4,834,863
LyondellBasell Industries, Cl A	19,718	1,643,298
Mosaic	65,900	1,743,714
Packaging Corp of America	1,340	333,459
Sonoco Products	32,825	1,702,961
United States Steel	43,792	1,785,400
		20,527,494
Real Estate — 2.0%
Host Hotels & Resorts ‡	99,537	1,833,471
Kilroy Realty ‡	42,175	1,751,528
SL Green Realty ‡	22,904	1,790,864
VICI Properties, Cl A ‡	52,678	1,717,830
Welltower ‡	1,903	262,956
		7,356,649
Utilities — 1.1%
Atmos Energy	1,753	265,264
Consolidated Edison	2,994	301,166
Duke Energy	2,959	346,351
FirstEnergy	5,678	241,599
Pinnacle West Capital	3,338	312,771
Southern	4,792	427,111

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
UGI	69,543	$2,112,021
		4,006,283
TOTAL UNITED STATES		361,376,129
TOTAL COMMON STOCK (Cost $328,838,845)		363,176,585
TOTAL INVESTMENTS — 99.8% (Cost $328,838,845)		$363,176,585

Percentages are based on Net Assets of $363,880,967.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
BERMUDA — 1.1%
Financials — 1.1%
Aspen Insurance Holdings, 8.915%, US0003M + 4.060% (A)	117,640	$3,006,878
TOTAL BERMUDA		3,006,878
CANADA — 1.5%
Utilities — 1.5%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	151,070	3,858,328
TOTAL CANADA		3,858,328
UNITED STATES — 97.1%
Consumer Staples — 3.7%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	180,626	4,578,869
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	211,317	5,310,396
		9,889,265
Energy — 1.2%
NGL Energy Partners, 11.919%, TSFR3M + 7.475% (A)	136,632	3,197,189
Financials — 91.3%
AGNC Investment, 10.029%, TSFR3M + 5.373% ‡ (A)	141,021	3,608,727
AGNC Investment, 9.250%, TSFR3M + 4.594% ‡(A)	102,202	2,602,063
Allstate, 8.083%, TSFR3M + 3.427% (A)	216,558	5,725,793
Annaly Capital Management, 10.582%, TSFR3M + 4.989% ‡(A)	191,592	4,944,989
Annaly Capital Management, 9.699%, TSFR3M + 5.255% ‡(A)	311,278	8,034,085
Annaly Capital Management, 8.878%, TSFR3M + 4.434% ‡(A)	184,048	4,684,022
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	259,715	7,061,651
Arbor Realty Trust, 6.250%, TSFR3M + 5.440% ‡(A)	123,317	2,545,263
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	128,015	3,199,095
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	209,387	5,724,641
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	242,778	6,275,811
Athene Holding, 6.350%, US0003M + 4.253% (A)	363,828	9,350,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Banc of California, 7.750%, H15T5Y + 4.820% (A)	222,352	$5,558,800
Bank of America, 6.450%, + 0.000%	453,599	11,866,150
Bank of America, 5.526%, TSFR3M + 1.012% (A)	90,061	2,170,470
Bank of America, 5.426%, TSFR3M + 0.912% (A)	127,477	2,939,620
Bank of America, 5.282%, TSFR3M + 0.762% (A)	180,924	4,414,546
Bank of America, 5.135%, TSFR3M + 0.612% (A)	133,556	3,282,806
Chimera Investment, 10.656%, TSFR3M + 6.053% ‡(A)	141,033	3,558,263
Chimera Investment, 10.203%, TSFR3M + 5.600% ‡(A)	85,367	2,151,248
Enstar Group, 7.000%, US0003M + 4.015% (A)	170,977	3,515,287
Fifth Third Bancorp, 9.296%, TSFR3M + 3.972% (A)	195,001	5,048,576
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	222,024	4,957,796
Goldman Sachs Group, 5.533%, TSFR3M + 1.012% (A)	324,269	7,847,310
Goldman Sachs Group, 5.453%, TSFR3M + 0.932% (A)	583,071	13,847,936
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	141,009	3,732,508
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	238,123	6,541,239
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	257,967	6,578,158
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	216,588	5,557,648
M&T Bank, 5.625%, US0003M + 4.020% (A)	106,974	2,740,674
MetLife, 6.208%, TSFR3M + 1.262% (A)	259,779	6,442,519
Morgan Stanley, 5.618%, TSFR3M + 0.962% (A)	475,674	11,411,419
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	216,588	5,453,686
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	299,240	8,019,632
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	169,114	4,231,232

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Rithm Capital, 10.656%, US0003M + 5.802% ‡ (A)	66,198	$1,692,021
Rithm Capital, 10.494%, US0003M + 5.640% ‡ (A)	120,095	3,029,997
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	201,527	4,818,511
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	214,427	5,682,315
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	151,797	4,066,642
Synovus Financial, 8.058%, TSFR3M + 3.614% (A)	85,359	2,197,141
Two Harbors Investment, 7.625%, US0003M + 5.352% ‡(A)	108,589	2,540,983
US Bancorp, 5.938%, TSFR3M + 1.282% (A)	6,224	5,525,045
US Bancorp, 5.518%, TSFR3M + 0.862% (A)	432,165	9,974,368
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	129,307	3,270,174
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	128,686	2,824,658
Zions Bancorporation, 9.448%, US0003M + 4.240% (A)	59,512	1,494,941
		242,740,839
Utilities — 0.9%
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	109,497	2,491,057
TOTAL UNITED STATES		258,318,350
TOTAL PREFERRED STOCK (Cost $253,896,103)		265,183,556
TOTAL INVESTMENTS — 99.7% (Cost $253,896,103)		$265,183,556

Percentages are based on Net Assets of $266,034,240.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Variable Rate Preferred ETF

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	128	$254,102

GREAT BRITAIN — 0.1%
Consumer Discretionary — 0.1%
Flutter Entertainment PLC *	466	128,765

IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	1,651	598,273

ISRAEL — 0.0%
Consumer Discretionary — 0.0%
Mobileye Global, Cl A *	189	3,411

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	221	22,177

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,846	72,175

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	802	121,198

UNITED STATES — 98.9%
Communication Services — 9.1%
Alphabet, Cl A	15,412	2,603,857
Alphabet, Cl C	13,720	2,339,123
AT&T	18,814	435,732
Charter Communications, Cl A *	250	99,241
Comcast, Cl A	10,206	440,797
Electronic Arts	628	102,785
Endeavor Group Holdings, Cl A	493	14,972

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fox, Cl A	584	$27,518
Fox, Cl B	321	14,358
Live Nation Entertainment *	377	52,120
Meta Platforms, Cl A	5,732	3,292,002
Netflix *	1,103	978,152
Omnicom Group	510	53,458
Pinterest, Cl A *	1,542	46,754
ROBLOX, Cl A *	1,290	64,668
Sirius XM Holdings	146	3,932
Snap, Cl A *	2,649	31,285
Spotify Technology *	375	178,860
Take-Two Interactive Software *	426	80,250
TKO Group Holdings, Cl A *	182	25,109
T-Mobile US	1,270	313,614
Trade Desk, Cl A *	1,160	149,118
Verizon Communications	11,073	490,977
Walt Disney	4,800	563,856
Warner Bros Discovery *	5,790	60,679
Warner Music Group, Cl A	321	10,439
		12,473,656
Consumer Discretionary — 10.6%
Airbnb, Cl A *	1,116	151,899
Amazon.com *	24,692	5,133,220
Aptiv PLC *	706	39,204
AutoZone *	47	148,968
Best Buy	506	45,540
Booking Holdings	89	462,976
Carnival *	2,577	65,533
Carvana, Cl A *	293	76,303
Chipotle Mexican Grill, Cl A *	3,582	220,365
Darden Restaurants	312	54,996
Deckers Outdoor *	437	85,635
DoorDash, Cl A *	840	151,603
DR Horton	787	132,830
DraftKings, Cl A *	1,202	52,467
eBay	1,322	83,669
Expedia Group *	328	60,555
Ford Motor	10,284	114,461

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Garmin	398	$84,615
General Motors	3,021	167,937
Genuine Parts	357	45,243
Hilton Worldwide Holdings	642	162,709
Home Depot	2,611	1,120,458
Las Vegas Sands	950	50,407
Lennar, Cl A	632	110,214
Lennar, Cl B	15	2,472
Lowe’s	1,506	410,280
Lululemon Athletica *	289	92,671
Marriott International, Cl A	634	183,283
McDonald’s	1,886	558,275
MGM Resorts International *	629	24,116
NIKE, Cl B	3,209	252,773
NVR *	8	73,885
O’Reilly Automotive *	154	191,456
PulteGroup	552	74,669
Ross Stores	860	133,188
Royal Caribbean Cruises	575	140,335
Starbucks	2,957	302,974
Tesla *	7,332	2,530,713
TJX	3,023	379,961
Tractor Supply	285	80,846
Ulta Beauty *	122	47,170
Williams-Sonoma	312	53,670
Yum! Brands	733	101,843
		14,456,387
Consumer Staples — 5.5%
Altria Group	4,513	260,581
Archer-Daniels-Midland	1,284	70,106
Brown-Forman, Cl A	114	4,715
Brown-Forman, Cl B	770	32,402
Bunge Global	363	32,576
Campbell Soup	490	22,638
Church & Dwight	635	69,933
Clorox	323	53,996
Coca-Cola	10,252	656,948
Colgate-Palmolive	2,179	210,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Conagra Brands	1,229	$33,859
Constellation Brands, Cl A	412	99,271
Costco Wholesale	1,166	1,133,212
Dollar General	567	43,812
Dollar Tree *	525	37,417
Estee Lauder, Cl A	553	39,882
General Mills	1,485	98,396
Hershey	384	67,634
Hormel Foods	738	23,933
Kellanova	673	54,708
Kenvue	5,015	120,761
Keurig Dr Pepper	2,773	90,538
Kimberly-Clark	884	123,185
Kraft Heinz	2,059	65,826
Kroger	1,745	106,585
McCormick	652	51,123
Mondelez International, Cl A	3,519	228,559
Monster Beverage *	1,830	100,888
PepsiCo	3,626	592,670
Philip Morris International	4,083	543,284
Procter & Gamble	6,209	1,113,025
Sysco	1,328	102,402
Target	1,212	160,360
Tyson Foods, Cl A	729	47,021
Walmart	11,516	1,065,230
		7,558,033
Energy — 3.5%
Baker Hughes, Cl A	2,647	116,336
Cheniere Energy	590	132,166
Chevron	4,455	721,398
ConocoPhillips	3,434	372,040
Coterra Energy	1,935	51,703
Devon Energy	1,640	62,238
Diamondback Energy	446	79,205
EOG Resources	1,508	200,956
EQT	1,485	67,478
Exxon Mobil	11,698	1,379,896
Halliburton	2,349	74,839

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	725	$106,706
Kinder Morgan	5,130	145,025
Marathon Petroleum	879	137,256
Occidental Petroleum	1,827	92,410
ONEOK	1,524	173,126
Phillips 66	1,110	148,718
Schlumberger	3,736	164,160
Targa Resources	573	117,064
Texas Pacific Land	61	97,605
Valero Energy	855	118,913
Williams	3,194	186,913
		4,746,151
Financials — 13.8%
Aflac	1,344	153,216
Allstate	685	142,062
American Express	1,470	447,880
American International Group	1,742	133,925
Ameriprise Financial	259	148,658
Aon PLC, Cl A	516	202,035
Apollo Global Management	1,060	185,532
Arch Capital Group	931	93,770
Ares Management, Cl A	478	84,477
Arthur J Gallagher	565	176,416
Bank of America	17,717	841,735
Bank of New York Mellon	1,975	161,693
Berkshire Hathaway, Cl B *	3,480	1,680,910
BlackRock Funding	390	398,892
Blackstone	1,885	360,205
Block, Cl A *	1,440	127,512
Blue Owl Capital, Cl A	1,256	29,805
Brown & Brown	621	70,235
Capital One Financial	988	189,706
Cboe Global Markets	271	58,495
Charles Schwab	3,922	324,585
Chubb	1,063	306,920
Cincinnati Financial	402	64,252
Citigroup	4,870	345,137
Citizens Financial Group	1,177	56,661

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CME Group, Cl A	939	$223,482
Coinbase Global, Cl A *	518	153,432
Corpay *	198	75,474
Discover Financial Services	650	118,579
Erie Indemnity, Cl A	77	33,923
Everest Group	87	33,718
FactSet Research Systems	100	49,067
Fidelity National Information Services	1,457	124,282
Fifth Third Bancorp	1,771	85,114
First Citizens BancShares, Cl A	31	71,145
Fiserv *	1,528	337,627
Global Payments	669	79,584
Goldman Sachs Group	828	503,896
Hartford Financial Services Group	775	95,565
Huntington Bancshares	3,738	67,321
Interactive Brokers Group, Cl A	261	49,874
Intercontinental Exchange	1,489	239,669
JPMorgan Chase	7,471	1,865,658
KKR	1,757	286,163
Loews	476	41,283
LPL Financial Holdings	193	62,754
M&T Bank	432	95,036
Markel Group *	38	67,751
Marsh & McLennan	1,301	303,432
Mastercard, Cl A	2,158	1,150,085
MetLife	1,560	137,639
Moody’s	417	208,492
Morgan Stanley	3,256	428,522
MSCI, Cl A	202	123,145
Nasdaq	1,079	89,546
Northern Trust	532	59,137
PayPal Holdings *	2,747	238,357
PNC Financial Services Group	1,045	224,382
Principal Financial Group	610	53,125
Progressive	1,537	413,269
Prudential Financial	959	124,104
Raymond James Financial	492	83,286
Regions Financial	2,388	65,097
Robinhood Markets, Cl A *	1,268	47,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Rocket, Cl A *	304	$4,417
S&P Global	824	430,548
State Street	785	77,330
Synchrony Financial	1,050	70,896
T Rowe Price Group	573	70,960
TPG, Cl A	223	15,601
Tradeweb Markets, Cl A	298	40,379
Travelers	602	160,156
Truist Financial	3,488	166,308
US Bancorp	3,881	206,818
Visa, Cl A	4,398	1,385,722
W R Berkley	786	50,736
Wells Fargo	8,959	682,407
Willis Towers Watson PLC	269	86,618
		18,743,226
Health Care — 10.5%
Abbott Laboratories	4,560	541,591
AbbVie	4,652	850,990
Agilent Technologies	773	106,651
Align Technology *	185	43,062
Alnylam Pharmaceuticals *	324	81,995
Amgen	1,401	396,301
Avantor *	1,687	35,528
Baxter International	1,308	44,093
Becton Dickinson	761	168,866
Biogen *	376	60,397
BioMarin Pharmaceutical *	482	31,826
Boston Scientific *	3,861	350,038
Bristol-Myers Squibb	5,350	316,827
Cardinal Health	633	77,378
Cencora	458	115,210
Centene *	1,395	83,700
Cigna Group	736	248,621
Cooper *	515	53,797
CVS Health	3,296	197,266
Danaher	1,695	406,275
Dexcom *	1,025	79,940
Edwards Lifesciences *	1,576	112,448

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Elevance Health	621	$252,722
Eli Lilly	2,240	1,781,584
GE HealthCare Technologies	1,114	92,707
Gilead Sciences	3,275	303,199
HCA Healthcare	502	164,264
Hologic *	604	48,018
Humana	315	93,360
IDEXX Laboratories *	214	90,254
Illumina *	415	59,822
Incyte *	481	35,878
Intuitive Surgical *	932	505,144
IQVIA Holdings *	467	93,792
Johnson & Johnson	6,342	983,073
Labcorp Holdings	219	52,814
McKesson	341	214,319
Medtronic PLC	3,373	291,899
Merck	6,683	679,260
Mettler-Toledo International *	56	70,067
Moderna *	866	37,290
Molina Healthcare *	152	45,281
Pfizer	14,919	391,027
Quest Diagnostics	288	46,846
Regeneron Pharmaceuticals *	274	205,560
ResMed	380	94,628
Revvity	318	36,933
Royalty Pharma, Cl A	968	25,807
STERIS PLC	255	55,860
Stryker	833	326,661
Thermo Fisher Scientific	1,014	537,045
UnitedHealth Group	2,424	1,479,125
Veeva Systems, Cl A *	388	88,406
Vertex Pharmaceuticals *	676	316,456
Viatris	3,093	40,487
Waters *	172	66,172
West Pharmaceutical Services	186	60,576
Zimmer Biomet Holdings	546	61,207
Zoetis, Cl A	1,215	212,929
		14,343,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.7%
3M	1,449	$193,485
AMETEK	600	116,628
Automatic Data Processing	1,085	333,019
Axon Enterprise *	187	120,982
Boeing *	1,529	237,668
Booz Allen Hamilton Holding, Cl A	333	49,344
Broadridge Financial Solutions	304	71,750
Builders FirstSource *	310	57,806
Carlisle	125	57,087
Carrier Global	2,214	171,297
Caterpillar	1,288	523,070
Cintas	903	203,888
Copart *	2,221	140,789
CSX	5,130	187,501
Cummins	357	133,889
Deere	661	307,960
Delta Air Lines	1,673	106,771
Dover	357	73,506
Eaton PLC	1,042	391,188
EMCOR Group	122	62,235
Emerson Electric	1,496	198,370
Equifax	318	83,176
Expeditors International of Washington	364	44,277
Fastenal	1,493	124,755
FedEx	592	179,181
Ferguson Enterprises	508	109,692
Fortive	917	72,746
GE Vernova *	737	246,246
General Dynamics	591	167,850
General Electric	2,869	522,617
HEICO	106	28,977
HEICO, Cl A	193	40,748
Honeywell International	1,714	399,242
Howmet Aerospace	1,064	125,956
Hubbell, Cl B	155	71,314
IDEX	194	44,742
Illinois Tool Works	797	221,183
Ingersoll Rand	1,057	110,108
Jacobs Solutions	324	45,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	211	$39,902
Johnson Controls International	1,753	147,007
L3Harris Technologies	496	122,140
Leidos Holdings	355	58,717
Lennox International	83	55,372
Lockheed Martin	632	334,587
Nordson	141	36,800
Norfolk Southern	590	162,751
Northrop Grumman	389	190,474
Old Dominion Freight Line	501	112,795
Otis Worldwide	1,075	110,703
PACCAR	1,351	158,067
Parker-Hannifin	335	235,472
Paychex	844	123,452
Quanta Services	376	129,540
Republic Services, Cl A	542	118,319
Rockwell Automation	299	88,247
Rollins	768	38,653
RTX	3,494	425,674
Southwest Airlines	1,538	49,770
SS&C Technologies Holdings	566	43,774
Stanley Black & Decker	392	35,064
Trane Technologies PLC	597	248,483
TransDigm Group	150	187,946
TransUnion	502	50,953
Uber Technologies *	5,305	381,748
Union Pacific	1,604	392,435
United Airlines Holdings *	860	83,274
United Parcel Service, Cl B	1,906	258,682
United Rentals	175	151,550
Veralto	571	61,776
Verisk Analytics, Cl A	378	111,211
Vertiv Holdings, Cl A	945	120,582
Waste Management	1,067	243,511
Watsco	91	50,196
Westinghouse Air Brake Technologies	466	93,489
WW Grainger	118	142,230
Xylem	620	78,585
		11,850,733

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 30.7%
Adobe *	1,167	$602,090
Advanced Micro Devices *	4,214	578,055
Akamai Technologies *	386	36,292
Amdocs	294	25,496
Amphenol, Cl A	3,111	226,014
Analog Devices	1,330	290,007
ANSYS *	224	78,646
Apple	38,998	9,255,395
Applied Materials	2,174	379,820
AppLovin, Cl A *	587	197,672
Arista Networks *	620	251,608
Atlassian, Cl A *	415	109,386
Autodesk *	567	165,507
Bentley Systems, Cl B	408	20,196
Broadcom	12,061	1,954,847
Cadence Design Systems *	713	218,756
CDW	351	61,751
Cisco Systems	10,612	628,337
Cloudflare, Cl A *	773	77,169
Cognizant Technology Solutions, Cl A	1,302	104,798
Corning	2,010	97,827
Crowdstrike Holdings, Cl A *	595	205,852
Datadog, Cl A *	792	120,978
Dell Technologies, Cl C	791	100,924
Enphase Energy *	343	24,473
Entegris	388	40,984
Fair Isaac *	65	154,377
First Solar *	297	59,183
Fortinet *	1,608	152,840
Gartner *	194	100,478
GLOBALFOUNDRIES *	182	7,872
GoDaddy, Cl A *	350	69,150
Hewlett Packard Enterprise	3,355	71,193
HP	2,576	91,268
HubSpot *	128	92,294
Intel	11,189	269,095
International Business Machines	2,420	550,332
Intuit	717	460,120
Jabil	283	38,440

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Keysight Technologies *	455	$77,732
KLA	354	229,049
Lam Research	3,435	253,778
Marvell Technology	2,249	208,460
Microchip Technology	1,375	93,734
Micron Technology	2,906	284,643
Microsoft	19,321	8,181,671
MicroStrategy, Cl A *	481	186,373
MongoDB, Cl A *	183	59,016
Monolithic Power Systems	131	74,361
Motorola Solutions	440	219,868
NetApp	538	65,980
NVIDIA	62,090	8,583,943
Okta, Cl A *	413	32,032
ON Semiconductor *	1,125	80,010
Oracle	4,266	788,527
Palantir Technologies, Cl A *	5,166	346,535
Palo Alto Networks *	842	326,544
PTC *	307	61,418
Pure Storage, Cl A *	797	42,233
QUALCOMM	2,930	464,493
Roper Technologies	278	157,470
Salesforce	2,446	807,156
Samsara, Cl A *	510	27,280
Seagate Technology Holdings	503	50,969
ServiceNow *	544	570,895
Skyworks Solutions	415	36,350
Snowflake, Cl A *	827	144,560
Super Micro Computer *	1,305	42,595
Synopsys *	402	224,513
Teledyne Technologies *	123	59,687
Teradyne	402	44,220
Texas Instruments	2,382	478,854
Trimble *	637	46,482
Tyler Technologies *	121	76,130
VeriSign *	224	41,928
Western Digital *	832	60,728
Workday, Cl A *	571	142,744
Zebra Technologies, Cl A *	151	61,457

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zoom Video Communications, Cl A *	683	$56,477
Zscaler *	238	49,168
		41,809,585
Materials — 2.1%
Air Products & Chemicals	573	191,571
Amcor PLC	3,740	39,794
Avery Dennison	206	42,426
Ball	806	50,101
Celanese, Cl A	280	20,499
CF Industries Holdings	472	42,319
Corteva	1,823	113,464
CRH	1,802	184,291
Dow	1,850	81,788
DuPont de Nemours	987	82,503
Ecolab	662	164,686
Freeport-McMoRan	3,747	165,617
International Flavors & Fragrances	664	60,663
Linde PLC	1,266	583,613
LyondellBasell Industries, Cl A	663	55,254
Martin Marietta Materials	162	97,200
Newmont	3,027	126,952
Nucor	627	96,991
PPG Industries	613	76,239
Reliance	148	47,544
Sherwin-Williams	621	246,785
Smurfit WestRock	1,346	74,057
Steel Dynamics	384	55,784
Vulcan Materials	346	99,693
Westlake	82	10,529
		2,810,363
Real Estate — 2.1%
Alexandria Real Estate Equities ‡	404	44,533
American Tower ‡	1,226	256,234
AvalonBay Communities ‡	370	87,079
BXP ‡	369	30,254
CBRE Group, Cl A *	810	113,392
CoStar Group *	1,058	86,058

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle ‡	1,132	$120,275
Digital Realty Trust ‡	852	166,728
Equinix ‡	244	239,481
Equity Residential ‡	892	68,381
Essex Property Trust ‡	167	51,847
Extra Space Storage ‡	549	93,857
Healthpeak Properties ‡	1,827	40,176
Invitation Homes ‡	1,488	50,964
Iron Mountain ‡	756	93,494
Mid-America Apartment Communities ‡	303	49,740
ProLogis ‡	2,427	283,425
Public Storage ‡	415	144,441
Realty Income ‡	2,284	132,221
SBA Communications, Cl A ‡	278	62,897
Simon Property Group ‡	851	156,244
Sun Communities ‡	319	40,299
Ventas ‡	1,045	66,953
VICI Properties, Cl A ‡	2,701	88,080
Welltower ‡	1,571	217,081
Weyerhaeuser ‡	1,904	61,423
		2,845,557
Utilities — 2.3%
Alliant Energy	648	40,954
Ameren	680	64,185
American Electric Power	1,378	137,607
American Water Works	509	69,703
Atmos Energy	390	59,015
Avangrid	168	6,065
CenterPoint Energy	1,637	53,399
CMS Energy	773	53,886
Consolidated Edison	904	90,933
Constellation Energy	822	210,892
Dominion Energy	2,190	128,663
DTE Energy	536	67,418
Duke Energy	2,026	237,143
Edison International	1,000	87,750
Entergy	551	86,050
Evergy	583	37,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	909	$58,621
Exelon	2,599	102,816
FirstEnergy	1,416	60,251
NextEra Energy	5,325	418,918
PG&E	5,575	120,587
PPL	1,921	67,101
Public Service Enterprise Group	1,308	123,344
Sempra	1,652	154,743
Southern	2,860	254,912
Vistra	945	151,049
WEC Energy Group	824	83,265
Xcel Energy	1,438	104,341
		3,131,290
TOTAL UNITED STATES		134,768,253
TOTAL COMMON STOCK (Cost $124,926,767)		135,968,354

EXCHANGE TRADED FUND — 0.1%
Vanguard S&P 500 ETF	202	111,797
TOTAL EXCHANGE TRADED FUND (Cost $103,279)		111,797
TOTAL INVESTMENTS — 99.9% (Cost $125,030,046)		$136,080,151

Percentages are based on Net Assets of $136,248,906.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 104.4%
U.S. Cash Management Bill 4.490%, 01/16/25(A)	$55,820,000	$55,506,972
U.S. Treasury Bills
15.458%, 12/05/24(A)	9,060,000	9,056,644
9.290%, 12/24/24(A)	14,850,000	14,808,697
7.427%, 12/26/24(A)	55,030,000	54,863,259
6.507%, 12/19/24(A)	35,560,000	35,483,579
4.653%, 12/03/24(A)	46,300,000	46,294,238
4.620%, 12/17/24(A)	34,410,000	34,344,894
4.596%, 12/10/24(A)	40,870,000	40,828,903
4.567%, 12/31/24(A)	25,870,000	25,775,283
4.542%, 01/02/25(A)	66,307,000	66,050,346
4.513%, 01/09/25(A)	75,440,000	75,082,324
4.512%, 01/07/25(A)	33,650,000	33,499,627
4.506%, 01/21/25(A)	36,540,000	36,313,782
4.505%, 02/04/25(A)	25,000,000	24,802,489
4.493%, 01/23/25(A)	50,970,000	50,643,955
4.480%, 01/14/25(A)	25,194,000	25,059,523
4.445%, 03/11/25(A)	5,000,000	4,939,696
4.431%, 02/25/25(A)	200,000	197,930
3.283%, 02/27/25(A)	38,100,000	37,696,481
2.969%, 01/30/25(A)	45,820,000	45,485,738
2.738%, 02/20/25(A)	51,600,000	51,096,355
2.537%, 02/06/25(A)	46,240,000	45,866,997
2.216%, 03/04/25(A)	10,000,000	9,887,852
0.915%, 02/13/25(A)	56,700,000	56,193,535
0.762%, 01/28/25(A)	48,190,000	47,848,744
0.000%, 12/12/24(B)	12,960,000	12,943,649
		885,064,520
TOTAL U.S. TREASURY OBLIGATIONS (Cost $940,456,027)		940,571,492
TOTAL INVESTMENTS — 104.4% (Cost $940,456,027)		$940,571,492

Percentages are based on Net Assets of $900,907,897.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. 1-3 Month T-Bill ETF

As of November 30, 2024,, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.8%
SINGAPORE — 0.7%
Industrials — 0.7%
Grab Holdings, Cl A *	6,115	$30,575

UNITED STATES — 99.1%
Communication Services — 6.8%
AT&T	3,797	87,938
Fox, Cl A	1,304	61,444
Match Group *	890	29,139
Warner Bros Discovery *	9,964	104,423
ZoomInfo Technologies, Cl A *	1,400	15,316
		298,260
Consumer Discretionary — 19.7%
ADT	4,917	37,468
Airbnb, Cl A *	626	85,205
BorgWarner	735	25,225
Carter’s	185	10,096
Columbia Sportswear	288	25,125
Crocs *	219	23,126
Dillard’s, Cl A	50	22,156
Etsy *	449	24,632
Expedia Group *	486	89,725
Gap	2,036	49,373
H&R Block	357	21,163
Harley-Davidson	648	21,792
International Game Technology	1,232	23,691
Lear	211	20,644
Lennar, Cl A	451	78,650
Levi Strauss, Cl A	1,075	18,770
Mattel *	1,505	28,625
PVH	287	31,102
Ralph Lauren, Cl A	174	40,264
Skechers USA, Cl A *	448	28,591
Steven Madden	162	7,384
Tapestry	944	58,792
Thor Industries	187	20,869
Under Armour, Cl A *	1,533	14,886

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Williams-Sonoma	297	$51,090
		858,444
Consumer Staples — 9.6%
Altria Group	1,629	94,059
Archer-Daniels-Midland	1,338	73,055
Bunge Global	453	40,652
Conagra Brands	1,767	48,681
Ingredion	264	38,898
Maplebear *	517	22,577
Molson Coors Beverage, Cl B	869	53,930
Pilgrim’s Pride *	930	47,997
		419,849
Energy — 18.9%
Chevron	561	90,843
Chord Energy	157	20,021
ConocoPhillips	1,213	131,416
Devon Energy	2,010	76,279
Diamondback Energy	454	80,626
EOG Resources	651	86,752
Halliburton	2,243	71,462
HF Sinclair	1,085	44,409
Marathon Petroleum	499	77,919
Murphy Oil	738	23,963
Ovintiv	842	38,244
Valero Energy	611	84,978
		826,912
Health Care — 8.0%
Bristol-Myers Squibb	1,662	98,424
Cardinal Health	731	89,358
Cencora	360	90,558
Envista Holdings *	528	11,769
Tenet Healthcare *	402	57,357
		347,466
Industrials — 9.5%
Acuity Brands	63	20,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AGCO	318	$32,185
Allison Transmission Holdings	262	31,047
Core & Main, Cl A *	608	29,518
Lyft, Cl A *	1,035	17,968
ManpowerGroup	138	8,883
MasTec *	285	41,057
Middleby *	175	25,093
MSC Industrial Direct, Cl A	140	12,023
Mueller Industries	312	25,200
Owens Corning	272	55,929
Snap-On	141	52,126
UFP Industries	181	24,598
WESCO International	180	38,083
		413,913
Information Technology — 19.3%
Amdocs	274	23,761
Amkor Technology	565	14,939
Arrow Electronics *	329	39,533
Cirrus Logic *	146	15,250
DocuSign, Cl A *	556	44,308
Dropbox, Cl A *	1,175	32,500
DXC Technology *	1,893	42,592
Gen Digital	2,748	84,776
Hewlett Packard Enterprise	4,366	92,646
HP	2,363	83,721
IPG Photonics *	98	7,648
Jabil	319	43,330
Qorvo *	255	17,608
QUALCOMM	486	77,046
RingCentral, Cl A *	401	15,090
Skyworks Solutions	553	48,437
TD SYNNEX	271	32,246
Teradata *	318	9,826
Twilio, Cl A *	433	45,266
Zoom Video Communications, Cl A *	893	73,842
		844,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.3%
Cleveland-Cliffs *	4,111	$51,182
Louisiana-Pacific	157	18,557
NewMarket	31	16,540
Nucor	561	86,781
Scotts Miracle-Gro, Cl A	474	36,541
Sealed Air	609	22,290
		231,891
Real Estate — 2.0%
Apple Hospitality REIT ‡	750	12,082
Kilroy Realty ‡	505	20,973
WP Carey ‡	948	54,093
		87,148
TOTAL UNITED STATES		4,328,248
TOTAL COMMON STOCK (Cost $4,094,144)		4,358,823
TOTAL INVESTMENTS — 99.8% (Cost $4,094,144)		$4,358,823

Percentages are based on Net Assets of $4,367,076.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Notes
5.000%, 10/31/25	$120,000	$120,630
4.875%, 04/30/26	69,000	69,553
4.875%, 05/31/26	75,000	75,645
4.750%, 07/31/25	90,000	90,166
4.625%, 06/30/26	125,000	125,703
4.625%, 10/15/26	60,000	60,443
4.500%, 03/31/26	120,000	120,309
4.375%, 07/31/26	75,000	75,158
4.250%, 12/31/25	245,000	244,722
4.125%, 10/31/26	5,000	4,993
4.125%, 02/15/27	150,000	149,836
4.000%, 01/15/27	72,000	71,744
3.875%, 03/31/25	100,000	99,804
3.875%, 04/30/25	120,000	119,727
3.750%, 08/31/26	60,000	59,515
3.500%, 09/15/25	125,000	124,147
3.125%, 08/15/25	100,000	99,100
2.875%, 04/30/25	100,000	99,366
2.875%, 06/15/25	100,000	99,214
2.750%, 08/31/25	100,000	98,760
2.500%, 02/28/26	75,000	73,389
2.375%, 04/30/26	125,000	121,787
2.000%, 08/15/25	90,000	88,488
1.875%, 07/31/26	125,000	120,317
1.625%, 10/31/26	125,000	119,180
1.625%, 11/30/26	72,000	68,512
1.500%, 08/15/26	66,000	63,071
1.250%, 11/30/26	125,000	118,027
1.125%, 10/31/26	84,000	79,285
0.750%, 03/31/26	75,000	71,596
0.750%, 05/31/26	150,000	142,412
0.750%, 08/31/26	125,000	117,754
0.500%, 02/28/26	150,000	143,145
0.375%, 11/30/25	240,000	230,724
0.375%, 01/31/26	100,000	95,531
0.250%, 05/31/25	100,000	97,970
0.250%, 09/30/25	90,000	86,986
0.250%, 10/31/25	125,000	120,411

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
		$3,967,120
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,984,417)		3,967,120
TOTAL INVESTMENTS — 99.1% (Cost $3,984,417)		$3,967,120

Percentages are based on Net Assets of $4,001,624.

As of November 30, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Notes
4.500%, 11/15/33	$100,000	$102,293
4.375%, 11/30/30	125,000	126,636
4.375%, 05/15/34	25,000	25,340
4.250%, 02/28/31	100,000	100,645
4.000%, 02/28/30	125,000	124,360
4.000%, 02/15/34	125,000	123,115
3.875%, 09/30/29	125,000	123,745
3.875%, 08/15/33	100,000	97,738
3.750%, 06/30/30	125,000	122,749
3.500%, 02/15/33	150,000	143,039
3.375%, 05/15/33	7,000	6,602
3.250%, 06/30/29	100,000	96,449
3.125%, 11/15/28	100,000	96,438
2.875%, 05/15/32	100,000	91,848
2.750%, 02/15/28	125,000	119,907
2.750%, 08/15/32	100,000	90,766
2.375%, 05/15/27	100,000	95,898
2.375%, 03/31/29	125,000	116,445
1.750%, 01/31/29	100,000	91,035
1.625%, 05/15/31	100,000	85,926
1.375%, 11/15/31	100,000	83,399
1.250%, 03/31/28	100,000	91,113
1.250%, 06/30/28	75,000	67,887
1.250%, 08/15/31	95,000	79,073
0.625%, 03/31/27	55,000	50,748
0.500%, 10/31/27	75,000	67,614
		2,420,808
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,489,620)		2,420,808
TOTAL INVESTMENTS — 99.1% (Cost $2,489,620)		$2,420,808

Percentages are based on Net Assets of $2,442,337.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Intermediate-Term Treasury Ladder ETF

As of November 30, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bond
5.000%, 05/15/37	$506,000	$544,839
4.750%, 02/15/37	130,000	136,850
4.750%, 11/15/43	20,000	20,746
4.750%, 11/15/53	255,000	269,842
4.625%, 02/15/40	287,000	296,159
4.625%, 05/15/44	170,000	173,161
4.500%, 02/15/36	900,000	931,113
4.500%, 05/15/38	627,000	642,724
4.500%, 08/15/39	365,000	371,958
4.500%, 02/15/44	214,000	214,568
4.375%, 02/15/38	552,000	559,418
4.375%, 11/15/39	193,000	193,882
4.375%, 05/15/40	40,000	40,169
4.375%, 08/15/43	140,000	138,491
4.250%, 05/15/39	250,000	248,369
4.250%, 02/15/54	315,000	307,666
4.125%, 08/15/44	50,000	47,594
4.125%, 08/15/53	292,000	278,575
4.000%, 11/15/52	241,000	224,704
3.875%, 08/15/40	100,000	94,617
3.875%, 02/15/43	200,000	185,445
3.875%, 05/15/43	154,000	142,534
3.750%, 08/15/41	30,000	27,737
3.750%, 11/15/43	154,000	139,352
3.625%, 08/15/43	140,000	124,693
3.625%, 02/15/44	132,000	117,000
3.625%, 02/15/53	315,000	274,518
3.625%, 05/15/53	295,000	257,341
3.500%, 02/15/39	520,000	477,019
3.375%, 08/15/42	67,000	58,149
3.375%, 05/15/44	300,000	255,773
3.375%, 11/15/48	400,000	332,109
3.250%, 05/15/42	150,000	128,256
3.125%, 11/15/41	30,000	25,416
3.125%, 02/15/42	181,000	152,662
3.125%, 02/15/43	30,000	24,928
3.125%, 08/15/44	355,000	290,296
3.125%, 05/15/48	320,000	254,663
3.000%, 05/15/42	250,000	205,977
3.000%, 11/15/44	220,000	175,837
3.000%, 05/15/45	304,000	242,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.000%, 11/15/45	$170,000	$134,964
3.000%, 02/15/47	430,000	337,231
3.000%, 05/15/47	320,000	250,537
3.000%, 02/15/48	394,000	306,951
3.000%, 08/15/48	330,000	256,420
3.000%, 02/15/49	341,000	264,368
3.000%, 08/15/52	360,000	277,608
2.875%, 05/15/43	280,000	223,191
2.875%, 08/15/45	374,000	291,252
2.875%, 11/15/46	205,000	157,682
2.875%, 05/15/49	540,000	408,122
2.875%, 05/15/52	445,000	334,150
2.750%, 08/15/42	330,000	260,661
2.750%, 11/15/42	300,000	235,980
2.750%, 08/15/47	366,000	273,199
2.750%, 11/15/47	378,000	281,625
2.500%, 02/15/45	240,000	175,697
2.500%, 02/15/46	618,000	447,060
2.500%, 05/15/46	453,000	326,620
2.375%, 02/15/42	190,000	142,389
2.375%, 11/15/49	400,000	272,047
2.375%, 05/15/51	479,000	323,568
2.250%, 05/15/41	225,000	168,108
2.250%, 08/15/46	426,000	291,644
2.250%, 08/15/49	345,000	228,576
2.250%, 02/15/52	405,000	264,595
2.000%, 11/15/41	430,000	304,376
2.000%, 02/15/50	350,000	217,930
2.000%, 08/15/51	485,000	299,071
1.875%, 02/15/41	412,000	290,830
1.875%, 02/15/51	600,000	359,977
1.875%, 11/15/51	375,000	223,389
1.750%, 08/15/41	460,000	314,112
1.625%, 11/15/50	559,000	314,459
1.375%, 11/15/40	400,000	261,172
1.375%, 08/15/50	543,000	285,881
1.250%, 05/15/50	300,000	153,363
1.125%, 05/15/40	330,000	209,602
1.125%, 08/15/40	341,000	214,683
		20,010,502
U.S. Treasury Notes 4.375%, 05/15/34	699,000	708,502

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
4.250%, 11/15/34	$15,000	$15,068
3.875%, 08/15/34	480,000	467,700
		1,191,270
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,448,762)		21,201,772
TOTAL INVESTMENTS — 99.0% (Cost $21,448,762)		$21,201,772

Percentages are based on Net Assets of $21,424,166.

As of November 30, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

Statements of Assets and Liabilities

November 30, 2024

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X Alternative Income ETF		Global X Conscious Companies ETF
Assets:
Cost of Investments	$906,649,633	$1,614,717,292		$5,790,099		$510,861,561
Cost of Affiliated Investments	—	—		32,172,986		—
Cost of Repurchase Agreement	—	5,946,856		1,042,008		—
Investments, at Value	$1,894,577,022	$2,369,406,579	*	$8,106,226	*	$652,614,802
Affiliated Investments, at Value	—	—		26,731,787		—
Repurchase Agreement, at Value	—	5,946,856		1,042,008		—
Cash	697,071	69,014		41,141		708,946
Prepaid Expenses	91,841	—		—		—
Receivable for Capital Shares Sold	—	129,696,397		—		—
Receivable for Investment Securities Sold	—	213,217,966		—		—
Dividend, Interest, and Securities Lending Income Receivable	—	2,357,092		12,235		649,195
Reclaim Receivable	—	294,247		—		—
Total Assets	1,895,365,934	2,720,988,151		35,933,397		653,972,943
Liabilities:
Deferred Tax Liability	134,330,052	—		—		—
Obligation to Return Securities Lending Collateral	—	9,422,993		1,651,096		—
Current Tax Liability	6,212,600	—		—		—
Payable due to Investment Adviser	613,692	815,835		4,058		230,278
Payable for Investment Securities Purchased	—	211,335,981		—		—
Payable for Capital Shares Redeemed	—	131,727,117		—		—
Custodian Fees Payable	4,146	18		5		—
Franchise Tax Payable	10,703	—		—		—
Due to Broker	95,315	53,150		6,525		—
Total Liabilities	141,266,508	353,355,094		1,661,684		230,278
Net Assets	$1,754,099,426	$2,367,633,057		$34,271,713		$653,742,665
Net Assets Consist of:
Paid-in Capital	$1,449,658,573	$1,796,119,134		$39,529,515		$575,057,115
Total Distributable Earnings (Accumulated Losses)	304,440,853	571,513,923		(5,257,802)		78,685,550
Net Assets	$1,754,099,426	$2,367,633,057		$34,271,713		$653,742,665
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	33,448,637	36,847,506		2,820,000		16,100,000
Net Asset Value, Offering and Redemption Price Per Share	$52.44	$64.25		$12.15		$40.61
* Includes market value of securities on loan.	$—	$9,387,108		$1,625,548		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$2,555,089,242		$30,293,074	$328,838,845	$253,896,103
Cost of Repurchase Agreement	18,445,725		—	—	—
Investments, at Value	$2,463,467,726	*	$32,203,661	$363,176,585	$265,183,556
Repurchase Agreement, at Value	18,445,725		—	—	—
Cash	6,538,403		30,510	194,910	292,848
Dividend, Interest, and Securities Lending Income Receivable	15,003,229		85,592	584,403	611,226
Reclaim Receivable	—		1,057	2,593	—
Total Assets	2,503,455,083		32,320,820	363,958,491	266,087,630
Liabilities:
Obligation to Return Securities Lending Collateral	29,227,871		—	—	—
Payable for Investment Securities Purchased	6,232,472		—	—	—
Payable due to Investment Adviser	468,784		5,184	77,524	53,279
Custodian Fees Payable	637		—	—	111
Due to Broker	—		6,749	—	—
Total Liabilities	35,929,764		11,933	77,524	53,390
Net Assets	$2,467,525,319		$32,308,887	$363,880,967	$266,034,240
Net Assets Consist of:
Paid-in Capital	$2,975,984,419		$38,442,269	$363,014,789	$288,374,468
Total Distributable Earnings (Accumulated Losses)	(508,459,100)		(6,133,382)	866,178	(22,340,228)
Net Assets	$2,467,525,319		$32,308,887	$363,880,967	$266,034,240
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	120,300,000		870,002	8,090,002	10,940,000
Net Asset Value, Offering and Redemption Price Per Share	$20.51		$37.14	$44.98	$24.32
* Includes market value of securities on loan.	$28,494,415		$—	$—	$—

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF ‡	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Assets:
Cost of Investments	$125,030,046	$940,456,027	$4,094,144	$3,984,417
Investments, at Value	$136,080,151	$940,571,492	$4,358,823	$3,967,120
Cash	64,615	109,911	3,081	7,184
Dividend, Interest, and Securities Lending Income Receivable	146,748	—	6,293	27,713
Reclaim Receivable	393	—	62	—
Receivable for Investment Securities Sold	—	114,463,718	—	—
Total Assets	136,291,907	1,055,145,121	4,368,259	4,002,017
Liabilities:
Payable due to Investment Adviser	43,001	49,721	875	393
Payable for Investment Securities Purchased	—	154,187,503	—	—
Due to Broker	—	—	308	—
Total Liabilities	43,001	154,237,224	1,183	393
Net Assets	$136,248,906	$900,907,897	$4,367,076	$4,001,624
Net Assets Consist of:
Paid-in Capital	$130,391,916	$899,293,198	$4,228,609	$4,001,726
Total Distributable Earnings (Accumulated Losses)	5,856,990	1,614,699	138,467	(102)
Net Assets	$136,248,906	$900,907,897	$4,367,076	$4,001,624
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,770,000	8,969,931	130,000	80,000
Net Asset Value, Offering and Redemption Price Per Share	$36.14	$100.44	$33.59	$50.02

‡	The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to in the Notes to Financial Statements).

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF
Assets:
Cost of Investments	$2,489,620	$21,448,762
Investments, at Value	$2,420,808	$21,201,772
Cash	3,663	32,172
Dividend, Interest, and Securities Lending Income Receivable	18,104	142,281
Receivable for Investment Securities Sold	—	50,000
Total Assets	2,442,575	21,426,225
Liabilities:
Payable due to Investment Adviser	238	2,059
Total Liabilities	238	2,059
Net Assets	$2,442,337	$21,424,166
Net Assets Consist of:
Paid-in Capital	$2,502,000	$21,610,040
Total Accumulated Losses	(59,663)	(185,874)
Net Assets	$2,442,337	$21,424,166
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	50,000	450,000
Net Asset Value, Offering and Redemption Price Per Share	$48.85	$47.61

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$107,770,733	$—	$—	$—
Less: Return of Capital Distributions	(107,770,733)	—	—	—
Dividend Income	13,467,816	42,617,329	202,623	8,502,131
Dividend Income, from Affiliated Investments	—	—	1,565,580	—
Interest Income	98,125	69,640	2,612	32,970
Security Lending Income	—	554,014	32,334	—
Less: Foreign Taxes Withheld	—	(3,047,502)	—	(36,438)
Total Investment Income	13,565,941	40,193,481	1,803,149	8,498,663
Expenses:
Supervision and Administration Fees(1)	6,992,125	6,602,737	171,805	2,736,995
Custodian Fees(2)	48,542	10,640	43	294
Net Expenses	7,040,667	6,613,377	171,848	2,737,289
Net Investment Income, Before Taxes	6,525,274	33,580,104	1,631,301	5,761,374
Tax Benefit/(Expense)	(1,436,879)	—	—	—
Net Investment Income, Net of Taxes	5,088,395	33,580,104	1,631,301	5,761,374
Net Realized Gain (Loss) on:
Investments(3)	39,078,705	154,801,859	784,269	63,030,654
Affiliated Investments	—	—	(232,165)	—
Foreign Currency Transactions	—	(5,748)	—	—
Tax Benefit/(Expense)	(8,605,215)	—	—	—
Capital Gain Distribution from Affiliated Investments	—	—	125,808	—
Payment from Adviser(4)	—	—	123,393	—
Net Realized Gain (Loss)	30,473,490	154,796,111	801,305	63,030,654
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	372,554,282	505,968,916	765,525	88,325,176
Affiliated Investments	—	—	2,596,587	—
Tax Benefit/(Expense)	(82,037,251)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	290,517,031	505,968,916	3,362,112	88,325,176
Net Realized and Unrealized Gain (Loss)	320,990,521	660,765,027	4,163,417	151,355,830
Net Increase in Net Assets Resulting from Operations	$326,078,916	$694,345,131	$5,794,718	$157,117,204

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$151,043,021	$830,331	$7,292,016	$17,596,594
Interest Income	657,291	1,475	—	133,047
Security Lending Income	560,356	—	—	—
Less: Foreign Taxes Withheld	(196,068)	1,737	654	—
Total Investment Income	152,064,600	833,543	7,292,670	17,729,641
Expenses:
Supervision and Administration Fees(1)	5,511,252	60,188	711,227	618,674
Custodian Fees(2)	27,506	689	964	3,740
Total Expenses	5,538,758	60,877	712,191	622,414
Net Investment Income	146,525,842	772,666	6,580,479	17,107,227
Net Realized Gain (Loss) on:
Investments(3)	(46,123,991)	1,691,146	50,447,176	(798,264)
Net Realized Gain (Loss)	(46,123,991)	1,691,146	50,447,176	(798,264)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	214,747,480	4,487,308	19,731,209	14,272,727
Net Change in Unrealized Appreciation (Depreciation)	214,747,480	4,487,308	19,731,209	14,272,727
Net Realized and Unrealized Gain (Loss)	168,623,489	6,178,454	70,178,385	13,474,463
Net Increase in Net Assets Resulting from Operations	$315,149,331	$6,951,120	$76,758,864	$30,581,690

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year or period ended November 30, 2024

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF (1)
Investment Income:
Dividend Income	$1,493,818	$—	$78,233	$—
Interest Income	201,857	23,125,740	171	29,515
Less: Foreign Taxes Withheld	98	—	—	—
Total Investment Income	1,695,773	23,125,740	78,404	29,515
Expenses:
Supervision and Administration Fees(2)	466,742	312,080	8,686	880
Custodian Fees(3)	4,351	1,781	8	—
Total Expenses	471,093	313,861	8,694	880
Net Investment Income	1,224,680	22,811,879	69,710	28,635
Net Realized Gain (Loss) on:
Investments(4)	18,226,745	75,871	651,691	—
Net Realized Gain (Loss)	18,226,745	75,871	651,691	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,486,447	112,920	155,667	(17,297)
Net Change in Unrealized Appreciation (Depreciation)	9,486,447	112,920	155,667	(17,297)
Net Realized and Unrealized Gain (Loss)	27,713,192	188,791	807,358	(17,297)
Net Increase in Net Assets Resulting from Operations	$28,937,872	$23,000,670	$877,068	$11,338

(1)	The Fund commenced operations on September 9, 2024.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended November 30, 2024

	Global X Intermediate- Term Treasury Ladder ETF (1)	Global X Long- Term Treasury Ladder ETF (1)
Investment Income:
Interest Income	$19,913	$127,381
Total Investment Income	19,913	127,381
Expenses:
Supervision and Administration Fees(2)	652	3,442
Custodian Fees(3)	—	44
Total Expenses	652	3,486
Net Investment Income	19,261	123,895
Net Realized Gain (Loss) on:
Investments(4)	(62)	(529)
Net Realized Gain (Loss)	(62)	(529)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(68,812)	(246,990)
Net Change in Unrealized Appreciation (Depreciation)	(68,812)	(246,990)
Net Realized and Unrealized Gain (Loss)	(68,874)	(247,519)
Net Decrease in Net Assets Resulting from Operations	$(49,613)	$(123,624)

(1)	The Fund commenced operations on September 9, 2024.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0. is missing

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$5,088,395	$(1,638,914)	$33,580,104	$19,496,685
Net Realized Gain (Loss)	30,473,490	119,271,031	154,796,111	89,543,720
Net Change in Unrealized Appreciation (Depreciation)	290,517,031	86,633,326	505,968,916	(29,594,737)
Net Increase in Net Assets Resulting from Operations	326,078,916	204,265,443	694,345,131	79,445,668
Distributions:	(115,595,860)	(106,518,075)	(53,140,384)	(47,511,225)
Return of Capital:	(1,982,760)	—	(23,571,771)	(7,533,664)

Capital Share Transactions:
Issued	273,823,230	147,213,966	1,041,457,137	128,027,131
Redeemed	(217,088,209)	(134,375,997)	(290,665,313)	(243,219,768)
Increase (Decrease) in Net Assets from Capital Share Transactions	56,735,021	12,837,969	750,791,824	(115,192,637)
Total Increase (Decrease) in Net Assets	265,235,317	110,585,337	1,368,424,800	(90,791,858)

Net Assets:
Beginning of Year	1,488,864,109	1,378,278,772	999,208,257	1,090,000,115
End of Year	$1,754,099,426	$1,488,864,109	$2,367,633,057	$999,208,257

Share Transactions:
Issued	5,780,000	3,430,000	19,630,000	3,100,000
Redeemed	(4,640,000)	(3,180,000)	(4,990,000)	(5,970,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,140,000	250,000	14,640,000	(2,870,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X Conscious Companies ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$1,631,301	$1,580,080	$5,761,374	$7,932,587
Net Realized Gain (Loss)	801,305	393,696	63,030,654	7,310,769
Net Change in Unrealized Appreciation (Depreciation)	3,362,112	(590,182)	88,325,176	37,219,381
Net Increase in Net Assets Resulting from Operations	5,794,718	1,383,594	157,117,204	52,462,737
Distributions:	(2,526,973)	(2,657,760)	(6,793,472)	(6,163,099)

Capital Share Transactions:
Issued	3,974,072	6,918,197	161,265,915	46,353,658
Redeemed	(7,442,007)	(8,388,501)	(237,587,484)	(186,645,529)
Decrease in Net Assets from Capital Share Transactions	(3,467,935)	(1,470,304)	(76,321,569)	(140,291,871)
Total Increase (Decrease) in Net Assets	(200,190)	(2,744,470)	74,002,163	(93,992,233)

Net Assets:
Beginning of Year	34,471,903	37,216,373	579,740,502	673,732,735
End of Year	$34,271,713	$34,471,903	$653,742,665	$579,740,502

Share Transactions:
Issued	340,000	610,000	4,350,000	1,580,000
Redeemed	(640,000)	(750,000)	(6,430,000)	(6,220,000)
Net Decrease in Shares Outstanding from Share Transactions	(300,000)	(140,000)	(2,080,000)	(4,640,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$146,525,842	$142,965,813	$772,666	$1,921,985
Net Realized Gain (Loss)	(46,123,991)	(247,896,463)	1,691,146	2,146,424
Net Change in Unrealized Appreciation (Depreciation)	214,747,480	88,345,353	4,487,308	(5,404,794)
Net Increase (Decrease) in Net Assets Resulting from Operations	315,149,331	(16,585,297)	6,951,120	(1,336,385)
Distributions:	(150,870,425)	(144,784,500)	(909,421)	(1,991,843)
Return of Capital:	—	—	(38,624)	—

Capital Share Transactions:
Issued	282,860,066	413,172,813	23,507,423	40,923,453
Redeemed	(257,292,097)	(188,585,867)	(45,519,473)	(50,433,467)
Increase (Decrease) in Net Assets from Capital Share Transactions	25,567,969	224,586,946	(22,012,050)	(9,510,014)
Total Increase (Decrease) in Net Assets	189,846,875	63,217,149	(16,008,975)	(12,838,242)

Net Assets:
Beginning of Year	2,277,678,444	2,214,461,295	48,317,862	61,156,104
End of Year	$2,467,525,319	$2,277,678,444	$32,308,887	$48,317,862

Share Transactions:
Issued	14,100,000	21,090,000	690,000	1,270,000
Redeemed	(12,890,000)	(9,980,000)	(1,380,000)	(1,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,210,000	11,110,000	(690,000)	(280,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF		Global X Variable Rate Preferred ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$6,580,479	$3,256,036	$17,107,227	$17,188,257
Net Realized Gain (Loss)	50,447,176	9,554,707	(798,264)	(17,014,142)
Net Change in Unrealized Appreciation (Depreciation)	19,731,209	(628,064)	14,272,727	9,691,065
Net Increase in Net Assets Resulting from Operations	76,758,864	12,182,679	30,581,690	9,865,180
Distributions:	(6,630,997)	(3,511,163)	(18,281,239)	(16,361,150)
Return of Capital:	(710,305)	(453,852)	—	—

Capital Share Transactions:
Issued	360,956,822	276,386,515	73,596,963	45,621,449
Redeemed	(248,331,641)	(281,299,409)	(42,176,037)	(102,201,448)
Increase (Decrease) in Net Assets from Capital Share Transactions	112,625,181	(4,912,894)	31,420,926	(56,579,999)
Total Increase (Decrease) in Net Assets	182,042,743	3,304,770	43,721,377	(63,075,969)

Net Assets:
Beginning of Year	181,838,224	178,533,454	222,312,863	285,388,832
End of Year	$363,880,967	$181,838,224	$266,034,240	$222,312,863

Share Transactions:
Issued	9,050,000	8,580,000	3,110,000	1,990,000
Redeemed	(6,250,000)	(8,830,000)	(1,780,000)	(4,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,800,000	(250,000)	1,330,000	(2,510,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF		Global X 1-3 Month T-Bill ETF (1)
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Period Ended November 30, 2023(2)
Operations:
Net Investment Income	$1,224,680	$1,294,460	$22,811,879	$1,589,396
Net Realized Gain (Loss)	18,226,745	3,748,699	75,871	(5,740)
Net Change in Unrealized Appreciation (Depreciation)	9,486,447	(3,267,026)	112,920	2,545
Net Increase in Net Assets Resulting from Operations	28,937,872	1,776,133	23,000,670	1,586,201
Distributions:	(1,199,990)	(1,310,795)	(21,691,011)	(1,251,315)

Capital Share Transactions:
Issued	60,086,073	28,468,281	1,024,726,382	155,811,245
Redeemed	(46,368,091)	(548,364)	(237,887,858)	(43,386,417)
Increase in Net Assets from Capital Share Transactions	13,717,982	27,919,917	786,838,524	112,424,828
Total Increase in Net Assets	41,455,864	28,385,255	788,148,183	112,759,714

Net Assets:
Beginning of Year/Period	94,793,042	66,407,787	112,759,714	—
End of Year/Period	$136,248,906	$94,793,042	$900,907,897	$112,759,714

Share Transactions:
Issued	1,910,000	990,000	10,220,000	1,555,000
Redeemed	(1,460,000)	(20,000)	(2,372,569)	(432,500)
Net Increase in Shares Outstanding from Share Transactions	450,000	970,000	7,847,431	1,122,500

(1)	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on June 20, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Cash Flow Kings 100 ETF		Global X Short- Term Treasury Ladder ETF
	Year Ended November 30, 2024	Period Ended November 30, 2023(1)	Period Ended November 30, 2024(2)
Operations:
Net Investment Income	$69,710	$27,873	$28,635
Net Realized Gain (Loss)	651,691	54,126	—
Net Change in Unrealized Appreciation (Depreciation)	155,667	109,012	(17,297)
Net Increase in Net Assets Resulting from Operations	877,068	191,011	11,338
Distributions:	(78,689)	(17,340)	(11,440)

Capital Share Transactions:
Issued	4,864,636	4,144,105	4,001,726
Redeemed	(5,086,109)	(527,606)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(221,473)	3,616,499	4,001,726
Total Increase in Net Assets	576,906	3,790,170	4,001,624

Net Assets:
Beginning of Year/Period	3,790,170	—	—
End of Year/Period	$4,367,076	$3,790,170	$4,001,624

Share Transactions:
Issued	160,000	160,000	80,000
Redeemed	(170,000)	(20,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,000)	140,000	80,000

(1)	The Fund commenced operations on July 10, 2023.
(2)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF
	Period Ended November 30, 2024(1)	Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$19,261	$123,895
Net Realized Gain (Loss)	(62)	(529)
Net Change in Unrealized Appreciation (Depreciation)	(68,812)	(246,990)
Net Decrease in Net Assets Resulting from Operations	(49,613)	(123,624)
Distributions:	(10,050)	(62,250)

Capital Share Transactions:
Issued	2,502,000	21,610,040
Increase in Net Assets from Capital Share Transactions	2,502,000	21,610,040
Total Increase in Net Assets	2,442,337	21,424,166

Net Assets:
Beginning of Period	—	—
End of Period	$2,442,337	$21,424,166

Share Transactions:
Issued	50,000	450,000

Net Increase in Shares Outstanding from Share Transactions	50,000	450,000

(1)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP ETF
2024	46.08	0.20	9.74	9.94	(3.52)	—	(0.06)
2023	42.99	(0.07)	6.48	6.41	(3.32)	—	—
2022	33.59	(0.02)	12.44	12.42	(3.02)	—	—
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
2020(1)	43.92	(0.26)	(13.13)	(13.39)	—	—	(3.80)
Global X MLP & Energy Infrastructure ETF
2024	44.99	1.17	20.64	21.81	(1.77)	—	(0.78)
2023	43.47	0.83	3.02	3.85	(2.01)	—	(0.32)
2022	34.89	0.75	9.98	10.73	(1.39)	—	(0.76)
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
2020(2)	33.45	0.71	(5.33)	(4.62)	(1.95)	—	(0.29)
Global X Alternative Income ETF
2024	11.05	0.55	1.40	1.95	(0.85)	—	—
2023	11.42	0.48	(0.04)	0.44	(0.81)	—	—
2022	13.16	0.61	(1.45)	(0.84)	(0.77)	—	(0.13)
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)	(0.12)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Supplemental ratio, presented for the purpose of additional analysis.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the periods ending November 30, 2020, 2021, 2022, 2023 and 2024 was 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%.
‡‡	Includes amount of tax benefit or expense associated with expenses. Including amount of tax benefit or expense associated for all components of the Statement of Operations, for the periods ending November 30, 2022, 2023 and 2024 the impact would be 2.29%, 4.16% and 5.83%.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
^	Effective September 28, 2021, the fund’s fees were permanently lowered to 0.50%.
@	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2021 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.70%.
(1)	Per share amounts have been adjusted for a 1 for 6 reverse stock split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Tax Expense /(Benefit) (%)***		Ratio of Net Investment Income (Loss) to Average Net Assets, Net of Tax Expense/ (Benefit) (%)	Portfolio Turnover Rate (%)‡‡

(3.58)	52.44	22.79	1,754,099	0.55	‡	0.10	‡‡	0.42	28.89
(3.32)	46.08	15.79	1,488,864	0.42	‡	(0.03)	‡‡	(0.15)	42.36
(3.02)	42.99	37.69	1,378,279	0.44	‡	(0.01)	‡‡	(0.04)	47.13
(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)		(0.19)	33.79
(3.80)	26.73	(30.51)	687,577	0.46	‡	0.46		(0.85)	33.78

(2.55)	64.25	50.20	2,367,633	0.45		—		2.29	23.59
(2.33)	44.99	9.42	999,208	0.45		—		2.00	24.32
(2.15)	43.47	31.26	1,090,000	0.45		—		1.85	23.48
(2.09)	34.89	39.64	738,092	0.45		—		1.25	16.88
(2.24)	26.59	(13.34)	538,344	0.45		—		2.66	35.86

(0.85)	12.15	18.36	34,272	0.50		—		4.75	7.16
(0.81)	11.05	4.01	34,472	0.50		—		4.29	14.38
(0.90)	11.42	(6.64)	37,216	0.50	#	—		5.03	18.10
(0.89)	13.16	22.52	35,921	0.63	#@^	—		3.77	86.85
(1.25)	11.51	(13.13)	19,573	0.75	#	—		5.61	52.78

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Conscious Companies ETF
2024	31.89	0.33	8.77	9.10	(0.38)	—	—
2023	29.52	0.38	2.27	2.65	(0.28)	—	—
2022	32.97	0.31	(3.40)	(3.09)	(0.36)	—	—
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)	—
Global X U.S. Preferred ETF
2024	19.13	1.22	1.42	2.64	(1.26)	—	—
2023	20.51	1.24	(1.36)	(0.12)	(1.26)	—	—
2022	25.21	1.23	(4.64)	(3.41)	(1.29)	—	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
2020	24.79	1.33	0.58	1.91	(1.34)	—	—
Global X S&P 500® Quality Dividend ETF
2024	30.97	0.87	6.33	7.20	(0.99)	—	(0.04)
2023	33.24	0.99	(2.23)	(1.24)	(1.03)	—	—
2022	31.02	1.03	2.10	3.13	(0.91)	—	—
2021	25.20	0.78	5.84	6.62	(0.80)	—	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—	—	***

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.38)	40.61	28.74	653,743	0.43		0.91	21.24
(0.28)	31.89	9.05	579,741	0.43		1.27	27.74
(0.36)	29.52	(9.45)	673,733	0.43		1.06	31.92
(0.29)	32.97	25.84	654,764	0.43		1.00	22.92
(0.29)	26.46	16.01	403,499	0.43		1.45	48.73

(1.26)	20.51	14.20	2,467,525	0.23		6.12	27.10
(1.26)	19.13	(0.51)	2,277,678	0.23		6.38	36.65
(1.29)	20.51	(13.82)	2,214,461	0.23		5.51	33.20
(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99	47.89
(1.34)	25.36	8.13	868,550	0.23	^^	5.49	39.14

(1.03)	37.14	23.69	32,309	0.20		2.57	82.76
(1.03)	30.97	(3.71)	48,318	0.20		3.16	78.89
(0.91)	33.24	10.25	61,156	0.20		3.24	78.73
(0.80)	31.02	26.45	9,615	0.20		2.60	70.66
(0.82)	25.20	(1.47)	6,300	0.20		3.27	93.40

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Adaptive U.S. Factor ETF
2024	34.37	1.01	10.57	11.58	(0.88)	—	(0.09)
2023	32.23	0.59	2.28	2.87	(0.65)	—	(0.08)
2022	29.86	0.62	2.50	3.12	(0.71)	—	(0.04)
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)	(0.09)
Global X Variable Rate Preferred ETF
2024	23.13	1.64	1.31	2.95	(1.76)	—	—
2023	23.55	1.60	(0.49)	1.11	(1.53)	—	—
2022	27.28	1.45	(3.70)	(2.25)	(1.39)	(0.02)	(0.07)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
2020(1)	24.85	0.61	2.00	2.61	(0.49)	—	—
Global X Adaptive U.S. Risk Management ETF
2024	28.55	0.33	7.60	7.93	(0.34)	—	—
2023	28.26	0.47	0.34	0.81	(0.52)	—	—
2022	29.88	0.40	(1.71)	(1.31)	(0.31)	—	—
2021(2)	24.95	0.25	4.77	5.02	(0.09)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020.
(2)	The Fund commenced operations on January 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.97)	44.98	34.02	363,881	0.27		2.50		95.79
(0.73)	34.37	9.13	181,838	0.27		1.89		234.57
(0.75)	32.23	10.61	178,533	0.27		2.03		115.74
(0.75)	29.86	23.01	172,008	0.27		2.09		96.21
(0.84)	24.91	0.14	144,484	0.27		2.78		159.91

(1.76)	24.32	13.29	266,034	0.25		6.91		58.94
(1.53)	23.13	5.01	222,313	0.25		7.01		81.87
(1.48)	23.55	(8.40)	285,389	0.25		5.93		74.41
(1.46)	27.28	6.60	89,217	0.25		5.01		26.17
(0.49)	26.97	10.59	1,349	0.25	†	5.38	†	10.96

(0.34)	36.14	27.98	136,249	0.39		1.02		241.46
(0.52)	28.55	2.92	94,793	0.40		1.67		574.56
(0.31)	28.26	(4.28)	66,408	0.39		1.49		1481.94
(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X 1-3 Month T-Bill ETF
2024(1)	100.44	5.13	0.12	5.25	(5.25)	—	—
2023(1)(2)	99.96	2.40	(0.08)	2.32	(1.84)	—	—
Global X U.S. Cash Flow Kings 100 ETF
2024	27.07	0.61	6.58	7.19	(0.67)	—	—
2023(3)	25.58	0.25	1.40	1.65	(0.16)	—	—
Global X Short-Term Treasury Ladder ETF
2024(4)	50.03	0.44	(0.28)	0.16	(0.17)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to in the Notes to Financial Statements.)
(2)	The Fund commenced operations on June 20, 2023.
(3)	The Fund commenced operations on July 10, 2023.
(4)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(5.25)	100.44	5.38	900,908	0.07		5.12		0.00
(1.84)	100.44	2.36	112,760	0.09	†	5.34	†	0.00

(0.67)	33.59	26.89	4,367	0.25		2.01		87.62
(0.16)	27.07	6.46	3,790	0.25	†	2.41	†	14.76

(0.17)	50.02	0.32	4,002	0.12	†	3.86	†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Intermediate-Term Treasury Ladder ETF
2024(1)	50.04	0.39	(1.38)	(0.99)	(0.20)	—	—
Global X Long-Term Treasury Ladder ETF
2024(1)	50.16	0.45	(2.79)	(2.34)	(0.21)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.20)	48.85	(1.98)	2,442	0.12	†	3.50	†	0.19

(0.21)	47.61	(4.66)	21,424	0.12	†	4.27	†	0.43

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2024

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of November 30, 2024, the Trust had one hundred portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, and Global X 1-3 Month T-Bill ETF, has elected non-diversified status under the 1940 Act.

The Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF commenced operations on September 9, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MLPs — Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

using currencies exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees (the “Board”) of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2024, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of November 30, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention, except for the Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations,

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the year ended November 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties, except for Global X MLP ETF. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Global X MLP ETF is taxed as a C-corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, the Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by the Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Global X MLP ETF.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash distributions from MLPs to the Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in the Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Global X MLP ETF on a subsequent sale of the securities. The Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Global X MLP ETF may be liable for previously deferred taxes. The Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Global X MLP ETF’s deferred tax liabilities as new information becomes available. The Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

The Global X Alternative Income ETF’s dividend income includes reclassifications of prior year and current year dividend income to return of capital/realized gain to align those income amounts to the character of those distributions. Those reclassifications exceeded

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

current year dividend income resulting in a negative dividend income for the current fiscal year.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MLP ETF	10,000	$100	$100
Global X MLP & Energy Infrastructure ETF	10,000	250	250
Global X Alternative Income ETF	10,000	250	250
Global X Conscious Companies ETF	10,000	500	500
Global X U.S. Preferred ETF	10,000	650	650
Global X S&P 500® Quality Dividend ETF	10,000	250	250
Global X Adaptive U.S. Factor ETF	10,000	600	600
Global X Variable Rate Preferred ETF	10,000	250	250
Global X Adaptive U.S. Risk Management ETF	10,000	1,300	1,300
Global X 1-3 Month T-Bill ETF	10,000	250	250
Global X U.S. Cash Flow Kings 100 ETF	10,000	250	250
Global X Short-Term Treasury Ladder ETF	10,000	250	250
Global X Intermediate-Term Treasury Ladder ETF	10,000	250	250
Global X Long-Term Treasury Ladder ETF	10,000	250	250

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and expenses (except for the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for each of the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the year ended November 30, 2024, the Adviser paid acquired fund fees and expenses for the Global X Alternative Income ETF of $123,393 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Alternative Income ETF	0.50%
Global X Conscious Companies ETF	0.43%
Global X U.S. Preferred ETF	0.23%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Variable Rate Preferred ETF	0.25%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X 1-3 Month T-Bill ETF	0.07%
Global X U.S. Cash Flow Kings 100 ETF	0.25%
Global X Short-Term Treasury Ladder ETF	0.12%
Global X Intermediate-Term Treasury Ladder ETF	0.12%
Global X Long-Term Treasury Ladder ETF	0.12%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds other than the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder EFT and Global X Long-Term Treasury Ladder ETF, BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year or period ended November 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:

Notes to Financial Statements (Continued)

November 30, 2024

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X MLP ETF	$477,965,598	$834,514,277
Global X MLP & Energy Infrastructure ETF	350,229,143	416,599,009
Global X Alternative Income ETF	2,457,056	3,558,062
Global X Conscious Companies ETF	136,839,325	137,557,014
Global X U.S. Preferred ETF	750,905,702	643,549,092
Global X S&P 500® Quality Dividend ETF	25,365,433	25,575,279
Global X Adaptive U.S. Factor ETF	257,119,646	255,136,990
Global X Variable Rate Preferred ETF	175,612,878	145,109,023
Global X Adaptive U.S. Risk Management ETF	163,443,313	162,530,519
Global X 1-3 Month T-Bill ETF	2,754,253,867	1,933,194,730
Global X U.S. Cash Flow Kings 100 ETF	3,326,853	3,306,084
Global X Short-Term Treasury Ladder ETF	–	–
Global X Intermediate-Term Treasury Ladder ETF	–	–
Global X Long-Term Treasury Ladder ETF	49,895	–

For the year or period ended November 30, 2024, the below funds had purchases and sales of long-term U.S. Government securities:

	Purchases	Sales
Global X Adaptive U.S. Risk Management ETF	$124,202,266	$124,236,816
Global X Short-Term Treasury Ladder ETF	4,996	–
Global X Intermediate-Term Treasury Ladder ETF	6,456	4,602
Global X Long-Term Treasury Ladder ETF	187,296	64,051

For the year or period ended November 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X MLP ETF	$277,927,234	$–	$–
Global X MLP & Energy Infrastructure ETF	1,026,161,455	250,559,021	129,747,883
Global X Alternative Income ETF	3,970,925	6,933,375	364,632
Global X Conscious Companies ETF	160,222,814	236,957,792	76,839,546
Global X U.S. Preferred ETF	266,659,783	253,621,114	17,640,090
Global X S&P 500® Quality Dividend ETF	23,381,206	45,169,852	2,759,895
Global X Adaptive U.S. Factor ETF	358,948,162	249,318,875	54,391,253
Global X Variable Rate Preferred ETF	72,727,818	42,218,353	2,418,045
Global X Adaptive U.S. Risk Management ETF	59,397,071	46,571,415	11,699,731
Global X 1-3 Month T-Bill ETF	984,224,872	217,876,439	5,640
Global X U.S. Cash Flow Kings 100 ETF	4,821,980	5,068,873	771,309
Global X Short-Term Treasury Ladder ETF	3,968,144	–	–
Global X Intermediate-Term Treasury Ladder ETF	2,484,424	–	–
Global X Long-Term Treasury Ladder ETF	21,308,706	–	–

5. TAX INFORMATION

Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations.

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the year ended November 30, 2024, Global X MLP ETF paid $91,114 of penalties and interest.

Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Global X MLP ETF’s income tax expense/(benefit) consists of the following for the year ended November 30, 2024:

	Current MLP	Deferred MLP	Total MLP
Federal	$24,039,661	$63,132,969	$87,172,630
State	1,054,541	3,852,175	4,906,716
Valuation allowance	—	—	—
Total tax expense (benefit)	$25,094,202	$66,985,144	$92,079,346

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the year ended November 30, 2024:

MLP
Deferred tax assets:
State Net Operating Loss Carryforward	$ 95,135
Capital Loss Carryforward	23,919,300
Other	1,784,748
Less Variation Allowance	—

Deferred tax liabilities:
Net unrealized gain on investment securities	(115,276,106)
Book vs tax partnership income to be recognized	(44,853,129)
Net Deferred Tax Asset/(Liability)	$ (134,330,052)

The Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Global X MLP ETF in those years.

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

The Global X MLP ETF has estimated capital loss carryforwards for Federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2020	$ 70,603,684	11/30/2025
	11/30/2021	37,432,903	11/30/2026

Based upon the Global X MLP ETF’s assessment, it has been determined that it is more likely than not that the Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Global X MLP ETF’s deferred tax assets. The Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.

Total income tax expense/benefit (current and deferred) during the year ended November 30, 2024, differs from the amount computed by applying the Federal statutory income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/ (losses) on investment before taxes as follows:

For the year ended November 30, 2024:

	MLP
Income tax (benefit) at statutory rate	$87,813,235	21.00%
State income taxes (net of federal benefit)	4,767,004	1.14%
Permanent differences, net	(975,664)	-0.23%
Effect of state tax rate change	474,771	0.11%
Net income tax expense/(benefit)	$92,079,346	22.02%

The Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of the Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2023, 2022, and 2021 remain subject to examination by tax authorities in the United States. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file income tax returns in several states. The Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file franchise state tax returns in several states.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended November 30, 2024 are primarily attributable to REIT adjustments, MLP adjustments, redemptions in-kind, and preferred security adjustments.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2024 and November 30, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP ETF
2024	$115,595,860	$–	$1,982,760	$117,578,620
2023	106,518,075	–	–	106,518,075
Global X MLP & Energy Infrastructure ETF
2024	$53,140,384	$–	$23,571,771	$76,712,155
2023	47,511,225	–	7,533,664	55,044,889
Global X Alternative Income ETF
2024	$2,526,973	$–	$–	$2,526,973
2023	2,657,760	–	–	2,657,760
Global X Conscious Companies ETF
2024	$6,793,472	$–	$–	$6,793,472
2023	6,163,099	–	–	6,163,099
Global X U.S. Preferred ETF
2024	$150,870,425	$–	$–	$150,870,425
2023	144,784,500	–	–	144,784,500
Global X S&P 500® Quality Dividend ETF
2024	$909,421	$–	$38,624	$948,045
2023	1,991,843	–	–	1,991,843

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Adaptive U.S. Factor ETF
2024	$6,630,997	$–	$710,305	$7,341,302
2023	3,511,163	–	453,852	3,965,015
Global X Variable Rate Preferred ETF
2024	$18,281,239	$–	$–	$18,281,239
2023	16,361,150	–	–	16,361,150
Global X Adaptive U.S. Risk Management ETF
2024	$1,199,990	$–	$–	$1,199,990
2023	1,310,795	–	–	1,310,795
Global X 1-3 Month T-Bill ETF
2024	$21,691,011	$–	$–	$21,691,011
2023	1,251,315	–	–	1,251,315
Global X U.S. Cash Flow Kings 100 ETF
2024	$78,689	$–	$–	$78,689
2023	17,340	–	–	17,340
Global X Short-Term Treasury Ladder ETF
2024	$11,440	$–	$–	$11,440
Global X Intermediate-Term Treasury Ladder ETF
2024	$10,050	$–	$–	$10,050
Global X Long-Term Treasury Ladder ETF
2024	$62,250	$–	$–	$62,250

As of November 30, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF
Undistributed Ordinary Income	$–	$126,506
Capital Loss Carryforwards	(121,011,253)	(1,472,606)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	692,525,174	(3,911,710)
Other Temporary Differences	2	8
Total Distributable Earnings (Accumulated Losses)	$571,513,923	$(5,257,802)

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

	Global X Conscious Companies ETF	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$2,885,935	$1,393,232	$–
Capital Loss Carryforwards	(63,071,179)	(369,032,904)	(7,860,515)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	138,870,795	(140,820,125)	1,727,135
Other Temporary Differences	(1)	697	(2)
Total Distributable Earnings (Accumulated Losses)	$78,685,550	$(508,459,100)	$(6,133,382)

	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Undistributed Ordinary Income	$–	$1,198,651	$687,203
Capital Loss Carryforwards	(31,475,088)	(30,634,857)	(1,130,331)
Unrealized Appreciation on Investments and Foreign Currency	32,341,265	6,484,748	6,300,119
Other Temporary Differences	1	611,230	(1)
Total Distributable Earnings (Accumulated Losses)	$866,178	$(22,340,228)	$5,856,990

	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Undistributed Ordinary Income	$1,502,370	$3,520	$17,194
Capital Loss Carryforwards	–	(83,505)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	112,329	218,451	(17,297)
Other Temporary Differences	–	1	1
Total Distributable Earnings (Accumulated Losses)	$1,614,699	$138,467	$(102)

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF
Undistributed Ordinary Income	$9,211	$61,754
Capital Loss Carryforwards	(62)	–
Unrealized Depreciation on Investments and Foreign Currency	(68,812)	(247,626)
Other Temporary Differences	–	(2)
Total Accumulated Losses	$(59,663)	$(185,874)

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$1,171,319,393	$723,258,177	$(548)	$723,257,629
Global X MLP & Energy Infrastructure ETF	1,682,828,261	766,117,307	(73,592,133)	692,525,174
Global X Alternative Income ETF	39,791,731	2,334,269	(6,245,979)	(3,911,710)
Global X Conscious Companies ETF	513,744,007	149,579,911	(10,709,116)	138,870,795
Global X U.S. Preferred ETF	2,622,733,576	56,020,115	(196,840,240)	(140,820,125)
Global X S&P 500® Quality Dividend ETF	30,476,526	3,024,084	(1,296,949)	1,727,135
Global X Adaptive U.S. Factor ETF	330,835,320	40,925,818	(8,584,553)	32,341,265
Global X Variable Rate Preferred ETF	258,698,808	12,929,439	(6,444,691)	6,484,748
Global X Adaptive U.S. Risk Management ETF	129,780,032	13,428,201	(7,128,082)	6,300,119
Global X 1-3 Month T-Bill ETF	940,459,163	117,994	(5,665)	112,329
Global X U.S. Cash Flow Kings 100 ETF	4,140,372	412,333	(193,882)	218,451
Global X Short-Term Treasury Ladder ETF	3,984,417	102	(17,399)	(17,297)
Global X Intermediate-Term Treasury Ladder ETF	2,489,620	144	(68,956)	(68,812)
Global X Long-Term Treasury Ladder ETF	21,449,398	8,511	(256,137)	(247,626)

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.

6. CONCENTRATION OF RISKS

The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

The Funds, except for the Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, and Global X Variable Rate Preferred ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, and Global X Variable Rate Preferred ETF use a representative sampling strategy.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls

Notes to Financial Statements (Continued)

November 30, 2024

6. CONCENTRATION OF RISKS (continued)

and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BBH or BNY Mellon, as appropriate, and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Notes to Financial Statements (Continued)

November 30, 2024

7. LOANS OF PORTFOLIO SECURITIES (continued)

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of November 30, 2024.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MLP & Energy Infrastructure ETF	$9,387,108	$9,387,108	$—	$—
Global X Alternative Income ETF	1,625,548	1,625,548	—	—
Global X U.S. Preferred ETF	28,494,415	28,494,415	—	—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at November 30, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2024, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Continued)

November 30, 2024

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MLP & Energy Infrastructure ETF
Repurchase Agreements	$5,946,856	$—	$—	$—	$5,946,856
Short-Term Investments	3,476,137	—	—	—	3,476,137
Total	$9,422,993	$—	$—	$—	$9,422,993
Global X Alternative Income ETF
Repurchase Agreements	$1,042,008	$—	$—	$—	$1,042,008
Short-Term Investments	609,088	—	—	—	60,9088
Total	$1,651,096	$—	$—	$—	$1,651,096
Global X U.S. Preferred ETF
Repurchase Agreements	$18,445,725	$—	$—	$—	$18,445,725
Short-Term Investments	10,782,146	—	—	—	10,782,146
Total	$29,227,871	$—	$—	$—	$29,227,871

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective June 14, 2024 the Global X 1-3 Month T-Bill ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on June 13, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split.

Notes to Financial Statements (Concluded)

November 30, 2024

9. REVERSE SHARE SPLIT (continued)

There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the fourteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of November 30, 2024, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X MLP ETF (1)
Global X MLP & Energy Infrastructure ETF (1)
Global X Alternative Income ETF (1)
Global X Conscious Companies ETF (1)
Global X U.S. Preferred ETF (1)
Global X S&P 500® Quality Dividend ETF (1)
Global X Adaptive U.S. Factor ETF (1)
Global X Variable Rate Preferred ETF (1)
Global X Adaptive U.S. Risk Management ETF (1)
Global X 1-3 Month T-Bill ETF (2)
Global X U.S. Cash Flow Kings 100 ETF (3)
Global X Short-Term Treasury Ladder ETF (4)
Global X Intermediate-Term Treasury Ladder ETF (4)
Global X Long-Term Treasury Ladder ETF (4)
(1)	Statements of operations for the year ended November 30, 2024 and statements of changes in net assets for each of the two years in the period ended November 30, 2024
(2)	Statement of operations for the year ended November 30, 2024 and statement of changes in net assets for the year ended November 30, 2024 and the period June 20, 2023 (commencement of operations) through November 30, 2023
(3)	Statement of operations for the year ended November 30, 2024 and statement of changes in net assets for the year ended November 30, 2024 and the period July 10, 2023 (commencement of operations) through November 30, 2023
(4)	Statements of operations and statements of changes in net assets for the period September 9, 2024 (commencement of operations) through November 30, 2024

Report of Independent Registered Public Accounting Firm (Concluded)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have a November 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2024, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X MLP ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure ETF
44.36%	0.00%	55.64%	100.00%	7.77%	76.21%
Global X Alternative Income ETF
0.00%	0.00%	100.00%	100.00%	10.32%	11.01%
Global X Conscious Companies ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Global X U.S. Preferred ETF
0.00%	0.00%	100.00%	100.00%	7.89%	8.08%
Global X S&P 500® Quality Dividend ETF
4.25%	0.00%	95.75%	100.00%	81.85%	100.00%
Global X Adaptive U.S. Factor ETF
10.71%	0.00%	89.29%	100.00%	93.06%	97.05%
Global X Variable Rate Preferred ETF
0.00%	0.00%	100.00%	100.00%	76.11%	77.15%
Global X Adaptive U.S. Risk Management ETF
0.00%	0.00%	100.00%	100.00%	85.29%	84.23%
Global X 1-3 Month T-Bill ETF
0.00%	0.13%	99.87%	100.00%	0.00%	0.00%
Global X U.S. Cash Flow Kings 100 ETF
0.00%	0.00%	100.00%	100.00%	98.46%	99.49%
Global X Short-Term Treasury Ladder ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Intermediate-Term Treasury Ladder ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Long-Term Treasury Ladder ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

Notice to Shareholders (UNAUDITED)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X MLP ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure ETF
	0.00%	0.31%	0.00%	0.00%	0.00%
Global X Alternative Income ETF
	0.00%	0.19%	0.00%	0.00%	0.00%
Global X Conscious Companies ETF
	0.00%	0.32%	0.00%	0.00%	0.00%
Global X U.S. Preferred ETF
	0.14%	1.09%	0.00%	0.00%	0.00%
Global X S&P 500® Quality Dividend ETF
	0.00%	0.16%	0.00%	0.00%	0.00%
Global X Adaptive U.S. Factor ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Variable Rate Preferred ETF
	0.49%	1.41%	0.00%	0.00%	0.00%
Global X Adaptive U.S. Risk Management ETF
	11.78%	19.25%	0.00%	2.83%	0.00%
Global X 1-3 Month T-Bill ETF
	100.00%	99.79%	100.00%	0.00%	0.00%
Global X U.S. Cash Flow Kings 100 ETF
	0.00%	0.00%	0.00%	0.43%	0.00%
Global X Short-Term Treasury Ladder ETF
	100.00%	99.85%	0.00%	0.00%	0.00%
Global X Intermediate-Term Treasury Ladder ETF
	100.00%	99.88%	0.00%	0.00%	0.00%
Global X Long-Term Treasury Ladder ETF
	100.00%	99.71%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Proxy Voting (Form N-CSR Item 9) (UNAUDITED)

A Special Meeting of Shareholders of the Global X Funds (the “Trust”) was held on August 26, 2024, for the purpose of considering the proposal to elect each of the current Trustees to the Board of Trustees of the Trust. The proposal was approved on August 26, 2024 with the following voting results:

Trustee	Shares Voted
Charles A. Baker
For	1,000,273,461
Against	14,064,552
Abstain	12,508,484
Toai Chin
For	999,088,606
Against	14,951,430
Abstain	12,806,470
Clifford J. Weber
For	1,000,103,865
Against	14,142,432
Abstain	12,600,202
Ryan O’Connor
For	1,002,852,035
Against	11,528,537
Abstain	12,465,958

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on May 21, 2024 (the “New Fund Board Meeting”) with respect to the Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and the Global X Long-Term Treasury Ladder ETF (each a “New Fund”, and together the “New Funds”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Funds, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 19, 2024, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund (each, a “Renewal Fund” and together, the “Renewal Funds”) included in this Annual Report; and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of each New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Funds compared to the average and median of each New Fund’s peer group.

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fees for each New Fund appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ performance in absolute terms and against each Renewal Fund’s underlying index.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received, and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Concluded)

business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-1200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The disclosure regarding any matters submitted during the period covered by the report to a vote of shareholders, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the approval of any investment advisory contract approved during the registrant’s most recent fiscal half-year, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c) Management has completed the remediation efforts relating to a previously reported material weakness in the Registrant’s internal controls over financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis. As of November 30,2023, management concluded that it did not design or maintain controls to evaluate reasonably available observable inputs related to the valuation of certain securities held in the Global X Aging Population ETF, Global X Cannabis ETF and Global X Genomics & Biotechnology ETF for which trading on a recognized exchange were halted. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, which adjustments were reflected in the financial statements of the Global X Cannabis ETF to increase Investments, at value and Net change in unrealized appreciation (depreciation) on investments for the year ended November 30, 2023. The Global X Cannabis ETF liquidated on February 20, 2024.

The steps management took to remediate this material weakness included implementing an additional control to track subsequent events for potential observable inputs that relate to the valuation of certain securities for which trading on a recognized exchange has halted. Management created a Subsequent Event Tracking log that is intended to identify halted securities above an established fund weighting threshold, with the intention to formally track subsequent events that may result in observable inputs that would impact the valuation of the security. Secondly, the log tracks communication of such subsequent events to the Valuation Committee, with fair value recommendations reviewed and approved by Committee members.

As a result of these remediation activities, management has determined that the Registrant’s internal controls over financial reporting are designed appropriately and at a sufficient level of precision and have been operating effectively for a sufficient period of time, such that the material weakness previously identified as of November 30, 2023, has been remediated as of November 30, 2024.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 6, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: February 6, 2025